Financial instruments	6 Months Ended
Jun. 30, 2017
Financial instruments
28 Financial instruments
The disclosure of the Group’s financial instruments below includes the following sections:
– Concentration of credit risk;
– Fair value measurement (including fair value hierarchy, transfers between levels; level 3 reconciliation; qualitative and quantitative disclosures of valuation techniques and nonrecurring fair value changes);
– Fair value option; and
– Disclosures about fair value of financial instruments not carried at fair value.
Concentrations of credit risk
Credit risk concentrations arise when a number of counterparties are engaged in similar business activities, are located in the same geographic region or when there are similar economic features that would cause their ability to meet contractual obligations to be similarly impacted by changes in economic conditions.
> Refer to “Note 35 – Financial instruments” in V – Consolidated financial statements – Credit Suisse Group in the Credit Suisse Annual Report 2016 for further information on the Group’s concentrations of credit risk.
Fair value measurement
A significant portion of the Group’s financial instruments are carried at fair value. Deterioration of financial markets could significantly impact the fair value of these financial instruments and the results of operations.
> Refer to “Note 35 – Financial instruments” in V – Consolidated financial statements – Credit Suisse Group in the Credit Suisse Annual Report 2016 for further information on fair value measurement of financial instruments and the definition of the levels of the fair value hierarchy.
Assets and liabilities measured at fair value on a recurring basis
end of 2Q17	Level 1	Level 2	Level 3	Netting impact	[1]	Assets measured at net asset value per share	[2]	Total
Assets (CHF million)
Cash and due from banks	0	123	0	–		–		123
Interest-bearing deposits with banks	0	0	39	–		–		39
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	91,520	0	–		–		91,520
Debt	884	630	2	–		–		1,516
of which corporates	0	580	2	–		–		582
Equity	31,530	327	12	–		–		31,869
Securities received as collateral	32,414	957	14	–		–		33,385
Debt	26,516	34,051	2,110	–		–		62,677
of which foreign governments	26,227	3,120	313	–		–		29,660
of which corporates	157	12,202	999	–		–		13,358
of which RMBS	0	15,202	431	–		–		15,633
of which CMBS	0	2,214	35	–		–		2,249
of which CDO	0	1,309	178	–		–		1,487
Equity	47,408	3,353	135	–		1,065		51,961
Derivatives	5,292	164,623	3,311	(152,294)		–		20,932
of which interest rate products	1,502	97,234	714	–		–		–
of which foreign exchange products	62	41,222	244	–		–		–
of which equity/index-related products	3,728	17,665	813	–		–		–
of which credit derivatives	0	7,618	454	–		–		–
Other	2,131	467	2,813	–		–		5,411
Trading assets	81,347	202,494	8,369	(152,294)		1,065		140,981
Debt	244	1,910	36	–		–		2,190
of which foreign governments	96	1,247	0	–		–		1,343
of which corporates	0	254	0	–		–		254
of which RMBS	0	343	34	–		–		377
of which CMBS	0	0	2	–		–		2
Equity	3	88	0	–		–		91
Investment securities	247	1,998	36	–		–		2,281
Private equity	0	0	7	–		458		465
of which equity funds	0	0	0	–		243		243
Hedge funds	0	0	0	–		449		449
of which debt funds	0	0	0	–		212		212
Other equity investments	23	30	285	–		1,523		1,861
of which private	16	30	285	–		1,522		1,853
Life finance instruments	0	4	1,365	–		–		1,369
Other investments	23	34	1,657	–		2,430		4,144
Loans	0	11,415	5,212	–		–		16,627
of which commercial and industrial loans	0	4,874	2,747	–		–		7,621
of which financial institutions	0	3,804	1,830	–		–		5,634
Other intangible assets (mortgage servicing rights)	0	0	128	–		–		128
Other assets	230	9,177	2,176	(180)		–		11,403
of which loans held-for-sale	0	6,960	1,973	–		–		8,933
Total assets at fair value	114,261	317,718	17,631	(152,474)		3,495		300,631
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.
2
In accordance with US GAAP, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated balance sheet.

Assets and liabilities measured at fair value on a recurring basis (continued)
end of 2Q17	Level 1	Level 2	Level 3	Netting impact	[1]	Liabilities measured at net asset value per share	[2]	Total
Liabilities (CHF million)
Due to banks	0	370	0	–		–		370
Customer deposits	0	3,146	433	–		–		3,579
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	16,038	0	–		–		16,038
Debt	884	630	2	–		–		1,516
of which corporates	0	580	2	–		–		582
Equity	31,530	327	12	–		–		31,869
Obligation to return securities received as collateral	32,414	957	14	–		–		33,385
Debt	4,876	4,940	13	–		–		9,829
of which foreign governments	4,862	417	0	–		–		5,279
of which corporates	0	4,264	13	–		–		4,277
Equity	16,865	114	92	–		17		17,088
Derivatives	5,554	166,962	2,575	(158,473)		–		16,618
of which interest rate products	1,473	89,767	270	–		–		–
of which foreign exchange products	63	47,890	95	–		–		–
of which equity/index-related products	4,016	20,183	1,061	–		–		–
of which credit derivatives	0	8,358	622	–		–		–
Trading liabilities	27,295	172,016	2,680	(158,473)		17		43,535
Short-term borrowings	0	5,008	620	–		–		5,628
Long-term debt	0	58,807	12,996	–		–		71,803
of which treasury debt over two years	0	3,167	0	–		–		3,167
of which structured notes over one year and up to two years	0	7,550	308	–		–		7,858
of which structured notes over two years	0	37,730	11,972	–		–		49,702
of which other debt instruments over two years	0	2,375	573	–		–		2,948
of which other subordinated bonds	0	5,376	0	–		–		5,376
of which non-recourse liabilities	0	1,059	140	–		–		1,199
Other liabilities	0	7,153	1,355	(229)		–		8,279
of which failed sales	0	560	199	–		–		759
Total liabilities at fair value	59,709	263,495	18,098	(158,702)		17		182,617
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.
2
In accordance with US GAAP, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated balance sheet.

Assets and liabilities measured at fair value on a recurring basis (continued)
end of 4Q16	Level 1	Level 2	Level 3	Netting impact	[1]	Assets measured at net asset value per share	[2]	Total
Assets (CHF million)
Cash and due from banks	0	200	0	–		–		200
Interest-bearing deposits with banks	0	25	1	–		–		26
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	87,157	174	–		–		87,331
Debt	619	419	1	–		–		1,039
of which corporates	1	375	1	–		–		377
Equity	30,706	750	69	–		–		31,525
Securities received as collateral	31,325	1,169	70	–		–		32,564
Debt	29,498	32,193	3,977	–		–		65,668
of which foreign governments	29,226	2,408	292	–		–		31,926
of which corporates	180	12,326	1,674	–		–		14,180
of which RMBS	0	14,153	605	–		–		14,758
of which CMBS	0	2,227	65	–		–		2,292
of which CDO	0	1,074	1,165	–		–		2,239
Equity	58,490	3,795	240	–		1,346		63,871
Derivatives	5,631	224,142	4,305	(207,296)		–		26,782
of which interest rate products	3,074	133,834	748	–		–		–
of which foreign exchange products	18	61,448	355	–		–		–
of which equity/index-related products	2,538	20,519	914	–		–		–
of which credit derivatives	0	7,388	688	–		–		–
Other	2,267	2,319	4,243	–		–		8,829
Trading assets	95,886	262,449	12,765	(207,296)		1,346		165,150
Debt	294	2,034	72	–		–		2,400
of which foreign governments	103	1,240	0	–		–		1,343
of which corporates	0	287	0	–		–		287
of which RMBS	0	425	72	–		–		497
of which CMBS	0	14	0	–		–		14
Equity	3	86	0	–		–		89
Investment securities	297	2,120	72	–		–		2,489
Private equity	0	0	8	–		574		582
of which equity funds	0	0	0	–		240		240
Hedge funds	0	0	0	–		546		546
of which debt funds	0	0	0	–		292		292
Other equity investments	22	64	310	–		984		1,380
of which private	15	64	310	–		984		1,373
Life finance instruments	0	0	1,588	–		–		1,588
Other investments	22	64	1,906	–		2,104		4,096
Loans	0	12,943	6,585	–		–		19,528
of which commercial and industrial loans	0	6,051	3,816	–		–		9,867
of which financial institutions	0	4,403	1,829	–		–		6,232
Other intangible assets (mortgage servicing rights)	0	0	138	–		–		138
Other assets	260	8,359	1,679	(915)		–		9,383
of which loans held-for-sale	0	4,640	1,316	–		–		5,956
Total assets at fair value	127,790	374,486	23,390	(208,211)		3,450		320,905
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.
2
In accordance with US GAAP, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated balance sheet.

Assets and liabilities measured at fair value on a recurring basis (continued)
end of 4Q16	Level 1	Level 2	Level 3	Netting impact	[1]	Liabilities measured at net asset value per share	[2]	Total
Liabilities (CHF million)
Due to banks	0	437	0	–		–		437
Customer deposits	0	3,166	410	–		–		3,576
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	19,634	0	–		–		19,634
Debt	619	419	1	–		–		1,039
of which corporates	1	375	1	–		–		377
Equity	30,706	750	69	–		–		31,525
Obligation to return securities received as collateral	31,325	1,169	70	–		–		32,564
Debt	4,376	3,564	23	–		–		7,963
of which foreign governments	4,374	547	0	–		–		4,921
of which corporates	0	2,760	23	–		–		2,783
Equity	16,365	191	41	–		1		16,598
Derivatives	5,407	229,051	3,673	(217,762)		–		20,369
of which interest rate products	2,946	126,422	538	–		–		–
of which foreign exchange products	18	71,006	150	–		–		–
of which equity/index-related products	2,442	22,219	1,181	–		–		–
of which credit derivatives	0	8,350	851	–		–		–
Trading liabilities	26,148	232,806	3,737	(217,762)		1		44,930
Short-term borrowings	0	3,545	516	–		–		4,061
Long-term debt	0	59,453	13,415	–		–		72,868
of which treasury debt over two years	0	3,217	0	–		–		3,217
of which structured notes over one year and up to two years	0	6,852	326	–		–		7,178
of which structured notes over two years	0	39,824	12,434	–		–		52,258
of which other debt instruments over two years	0	2,311	634	–		–		2,945
of which other subordinated bonds	0	5,482	1	–		–		5,483
of which non-recourse liabilities	0	1,742	17	–		–		1,759
Other liabilities	0	8,823	1,684	(1,014)		–		9,493
of which failed sales	0	507	219	–		–		726
Total liabilities at fair value	57,473	329,033	19,832	(218,776)		1		187,563
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.
2
In accordance with US GAAP, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated balance sheet.

Transfers between level 1 and level 2
All transfers between level 1 and level 2 are reported through the last day of the reporting period.
In 6M17, transfers to level 1 out of level 2 were from trading assets and trading liabilities. The transfers from trading assets were mainly in exchange traded derivatives and equity securities as prices became observable. The transfers from trading liabilities were primarily in exchange traded derivatives as prices became observable.
In 6M17, transfers out of level 1 to level 2 were primarily from trading assets, mainly in debt and equity securities, for which suitable closing prices were unobtainable as of the end of 6M17.
Transfers between level 1 and level 2
in	6M17		6M16
	Transfers to level 1 out of level 2	Transfers out of level 1 to level 2	Transfers to level 1 out of level 2	Transfers out of level 1 to level 2
Assets (CHF million)
Securities received as collateral	0	137	0	0
Debt	7	206	5	1,667
Equity	663	161	285	835
Derivatives	2,287	0	2,403	0
Trading assets	2,957	367	2,693	2,502
Liabilities (CHF million)
Obligations to return securities received as collateral	0	137	0	0
Debt	0	44	2	33
Equity	49	78	16	48
Derivatives	2,594	32	3,007	8
Trading liabilities	2,643	154	3,025	89
Assets and liabilities measured at fair value on a recurring basis for level 3
								Trading revenues			Other revenues			Accumulated other comprehensive income
6M17	Balance at beginning of period	Transfers in	Transfers out	Purchases	Sales	Issuances	Settlements	On transfers in / out	[1]	On all other	On transfers in / out	[1]	On all other	On transfers in / out	[1]	On all other	Foreign currency translation impact	Balance at end of period
Assets (CHF million)
Interest-bearing deposits with banks	1	39	0	0	0	0	0	0		(1)	0		0	0		0	0	39
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	174	0	0	0	0	26	(195)	0		0	0		0	0		0	(5)	0
Securities received as collateral	70	3	(1)	31	(87)	0	0	0		0	0		0	0		0	(2)	14
Debt	3,977	326	(555)	1,447	(2,764)	0	0	(7)		(97)	0		6	0		0	(223)	2,110
of which corporates	1,674	113	(279)	1,040	(1,390)	0	0	(6)		(40)	0		4	0		0	(117)	999
of which RMBS	605	189	(130)	64	(206)	0	0	2		(62)	0		0	0		0	(31)	431
of which CMBS	65	4	(15)	0	(11)	0	0	(3)		(2)	0		0	0		0	(3)	35
of which CDO	1,165	14	(114)	132	(965)	0	0	0		(17)	0		0	0		0	(37)	178
Equity	240	15	(18)	32	(124)	0	0	0		2	0		0	0		0	(12)	135
Derivatives	4,305	215	(657)	0	0	503	(856)	103		(50)	0		0	0		0	(252)	3,311
of which interest rate products	748	4	(32)	0	0	90	(102)	5		34	0		0	0		0	(33)	714
of which equity/index-related products	914	85	(45)	0	0	191	(320)	9		38	0		0	0		0	(59)	813
of which credit derivatives	688	126	(188)	0	0	40	(161)	25		(38)	0		0	0		0	(38)	454
Other	4,243	49	(51)	6,774	(8,022)	0	(221)	3		262	0		0	0		0	(224)	2,813
Trading assets	12,765	605	(1,281)	8,253	(10,910)	503	(1,077)	99		117	0		6	0		0	(711)	8,369
Investment securities	72	0	(16)	64	(80)	0	(67)	(1)		68	0		0	0		0	(4)	36
Equity	318	0	0	98	(116)	0	0	0		(12)	0		23	0		0	(19)	292
Life finance instruments	1,588	0	0	96	(245)	0	0	0		22	0		0	0		0	(96)	1,365
Other investments	1,906	0	0	194	(361)	0	0	0		10	0		23	0		0	(115)	1,657
Loans	6,585	491	(372)	54	(487)	631	(1,418)	(19)		114	0		0	0		0	(367)	5,212
of which commercial and industrial loans	3,816	216	(103)	51	(321)	250	(1,033)	(7)		76	0		0	0		0	(198)	2,747
of which financial institutions	1,829	275	(9)	3	(162)	349	(335)	0		(10)	0		0	0		0	(110)	1,830
Other intangible assets (mortgage servicing rights)	138	0	0	1	(1)	0	0	0		0	0		(2)	0		0	(8)	128
Other assets	1,679	100	(37)	346	(562)	1,010	(95)	(2)		(123)	0		(1)	0		0	(139)	2,176
of which loans held-for-sale [2]	1,316	55	(26)	317	(447)	1,009	(95)	(2)		(33)	0		0	0		0	(121)	1,973
Total assets at fair value	23,390	1,238	(1,707)	8,943	(12,488)	2,170	(2,852)	77		185	0		26	0		0	(1,351)	17,631
Liabilities (CHF million)
Customer deposits	410	0	0	0	0	26	0	0		(10)	0		0	0		13	(6)	433
Obligation to return securities received as collateral	70	3	(1)	31	(87)	0	0	0		0	0		0	0		0	(2)	14
Trading liabilities	3,737	217	(732)	81	(80)	569	(994)	79		23	0		5	0		0	(225)	2,680
of which interest rate derivatives	538	6	(30)	0	0	13	(229)	3		(6)	0		0	0		0	(25)	270
of which foreign exchange derivatives	150	10	(1)	0	0	5	(4)	0		(57)	0		0	0		0	(8)	95
of which equity/index-related derivatives	1,181	12	(81)	0	0	321	(410)	(3)		117	0		0	0		0	(76)	1,061
of which credit derivatives	851	143	(226)	0	0	103	(175)	17		(41)	0		0	0		0	(50)	622
Short-term borrowings	516	89	(22)	0	0	332	(277)	(2)		9	0		8	0		0	(33)	620
Long-term debt	13,415	744	(1,623)	0	0	2,289	(1,785)	45		718	0		0	12		124	(943)	12,996
of which structured notes over two years	12,434	603	(1,533)	0	0	1,936	(1,496)	45		726	0		0	12		124	(879)	11,972
Other liabilities	1,684	72	(31)	117	(170)	7	(364)	(18)		(25)	0		174	0		0	(91)	1,355
of which failed sales	219	20	(13)	106	(131)	0	0	(1)		12	0		0	0		0	(13)	199
Total liabilities at fair value	19,832	1,125	(2,409)	229	(337)	3,223	(3,420)	104		715	0		187	12		137	(1,300)	18,098
Net assets/(liabilities) at fair value	3,558	113	702	8,714	(12,151)	(1,053)	568	(27)		(530)	0		(161)	(12)		(137)	(51)	(467)
1 For all transfers to level 3 or out of level 3, the Group determines and discloses as level 3 events only gains or losses through the last day of the reporting period.
2
Includes unrealized losses recorded in trading revenues of CHF (65) million primarily related to subprime exposures in securitized products business and market movements across the wider loans held-for-sale portfolio.

Assets and liabilities measured at fair value on a recurring basis for level 3 (continued)
								Trading revenues			Other revenues			Accumulated other comprehensive income
6M16	Balance at beginning of period	Transfers in	Transfers out	Purchases	Sales	Issuances	Settlements	On transfers in / out	[1]	On all other	On transfers in / out	[1]	On all other	On transfers in / out	[1]	On all other	Foreign currency translation impact	Balance at end of period
Assets (CHF million)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	158	0	0	0	0	186	(40)	0		0	0		0	0		0	(4)	300
Securities received as collateral	0	0	0	18	(18)	0	0	0		0	0		0	0		0	0	0
Debt	4,563	543	(625)	2,617	(2,573)	0	0	(11)		(62)	0		2	0		0	2	4,456
of which corporates	1,745	291	(178)	1,744	(1,349)	0	0	0		36	0		0	0		0	0	2,289
of which RMBS	814	142	(381)	365	(468)	0	0	(7)		(82)	0		0	0		0	(10)	373
of which CMBS	215	10	(9)	42	(167)	0	0	0		(32)	0		0	0		0	(2)	57
of which CDO	1,298	48	(8)	433	(320)	0	0	0		(1)	0		1	0		0	(22)	1,429
Equity	871	86	(100)	383	(828)	0	0	(39)		(27)	0		0	0		0	(9)	337
Derivatives	4,831	856	(529)	0	0	1,064	(1,688)	25		525	0		0	0		0	(33)	5,051
of which interest rate products	791	14	(34)	0	0	73	(101)	7		39	0		0	0		0	(7)	782
of which equity/index-related products	936	224	(104)	0	0	279	(286)	12		112	0		0	0		0	8	1,181
of which credit derivatives	1,568	618	(380)	0	0	514	(1,014)	8		287	0		0	0		0	(21)	1,580
Other	4,266	668	(516)	1,931	(1,448)	0	(189)	(13)		216	0		0	0		0	(68)	4,847
Trading assets	14,531	2,153	(1,770)	4,931	(4,849)	1,064	(1,877)	(38)		652	0		2	0		0	(108)	14,691
Investment securities	148	0	(36)	81	(13)	0	(85)	(10)		72	0		0	0		0	(2)	155
Equity	366	7	(1)	52	(62)	0	0	0		23	0		19	0		0	13	417
Life finance instruments	1,669	0	0	96	(188)	0	0	0		136	0		0	0		0	(26)	1,687
Other investments	2,035	7	(1)	148	(250)	0	0	0		159	0		19	0		0	(13)	2,104
Loans	8,950	401	(367)	23	(383)	1,966	(1,443)	(54)		1	0		0	0		0	(103)	8,991
of which commercial and industrial loans	5,735	220	(120)	0	(219)	1,299	(1,020)	(18)		14	0		0	0		0	(54)	5,837
of which financial institutions	1,729	65	(34)	1	(141)	372	(306)	0		(35)	0		0	0		0	(28)	1,623
Other intangible assets (mortgage servicing rights)	112	0	0	6	0	0	0	0		0	0		(4)	0		0	(3)	111
Other assets	7,087	313	(973)	1,252	(4,853)	732	(590)	(47)		(168)	0		(3)	0		0	88	2,838
of which loans held-for-sale	6,768	204	(908)	1,077	(4,815)	732	(590)	(73)		(84)	0		(3)	0		0	91	2,399
Total assets at fair value	33,021	2,874	(3,147)	6,459	(10,366)	3,948	(4,035)	(149)		716	0		14	0		0	(145)	29,190
Liabilities (CHF million)
Customer deposits	254	0	(39)	0	0	126	(14)	0		0	0		0	0		0	0	327
Obligation to return securities received as collateral	0	0	0	18	(18)	0	0	0		0	0		0	0		0	0	0
Trading liabilities	4,615	775	(501)	27	(28)	838	(1,443)	71		459	0		(37)	0		0	(43)	4,733
of which interest rate derivatives	578	15	(24)	0	0	82	(93)	13		(22)	0		0	0		0	(6)	543
of which foreign exchange derivatives	329	4	(1)	0	0	8	(49)	1		148	0		0	0		0	(4)	436
of which equity/index-related derivatives	1,347	132	(183)	0	0	248	(198)	28		(141)	0		0	0		0	3	1,236
of which credit derivatives	1,757	620	(286)	0	0	364	(964)	26		411	0		0	0		0	(24)	1,904
Short-term borrowings	72	20	(8)	0	0	117	(100)	0		11	(3)		0	0		0	(1)	108
Long-term debt	14,123	1,285	(962)	0	0	2,539	(4,242)	(94)		322	0		0	0		(229)	(208)	12,534
of which structured notes over two years	9,924	956	(947)	0	0	2,353	(658)	(95)		157	0		0	0		(229)	(172)	11,289
of which non-recourse liabilities	3,197	0	0	0	0	25	(3,217)	0		25	0		0	0		0	(22)	8
Other liabilities	2,491	140	(116)	114	(43)	2	(548)	(54)		(68)	(1)		(53)	0		0	(25)	1,839
of which failed sales	454	27	(76)	105	(3)	0	0	0		7	0		0	0		0	(9)	505
Total liabilities at fair value	21,555	2,220	(1,626)	159	(89)	3,622	(6,347)	(77)		724	(4)		(90)	0		(229)	(277)	19,541
Net assets/(liabilities) at fair value	11,466	654	(1,521)	6,300	(10,277)	326	2,312	(72)		(8)	4		104	0		229	132	9,649
1 For all transfers to level 3 or out of level 3, the Group determines and discloses as level 3 events only gains or losses through the last day of the reporting period.
Gains and losses on assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (level 3)
in	6M17				6M16
	Trading revenues	Other revenues	Total revenues		Trading revenues	Other revenues	Total revenues
Gains and losses on assets and liabilities (CHF million)
Net realized/unrealized gains/(losses) included in net revenues	(557)	(161)	(718)	[1]	(80)	108	28	[1]
Whereof:
Unrealized gains/(losses) relating to assets and liabilities still held as of the reporting date	(1,107)	11	(1,096)		(294)	13	(281)
1 Excludes net realized/unrealized gains/(losses) attributable to foreign currency translation impact.
Both observable and unobservable inputs may be used to determine the fair value of positions that have been classified within level 3. As a result, the unrealized gains and losses for assets and liabilities within level 3 presented in the table above may include changes in fair value that were attributable to both observable and unobservable inputs.
The Group employs various economic hedging techniques in order to manage risks, including risks in level 3 positions. Such techniques may include the purchase or sale of financial instruments that are classified in levels 1 and/or 2. The realized and unrealized gains and losses for assets and liabilities in level 3 presented in the table above do not reflect the related realized or unrealized gains and losses arising on economic hedging instruments classified in levels 1 and/or 2.
Transfers in and out of level 3
Transfers into level 3 assets during 6M17 were CHF 1,238 million, primarily from trading assets and loans. The transfers were primarily in the credit, fixed income and financing businesses due to limited observability of pricing data and reduced pricing information from external providers. Transfers out of level 3 assets during 6M17 were CHF 1,707 million, primarily in trading assets. The transfers out of level 3 trading assets were primarily in the Strategic Resolution Unit and credit businesses due to increased observability of pricing data and increased availability of pricing information from external providers.
Transfers into level 3 assets during 2Q17 were CHF 674 million, primarily from loans and trading assets. The transfers were primarily in the credit, fixed income and financing businesses due to limited observability of pricing data and reduced pricing information from external providers. Transfers out of level 3 assets during 2Q17 were CHF 525 million, primarily in trading assets and loans. The transfers were primarily in the Strategic Resolution Unit and credit businesses due to increased observability of pricing data and increased availability of pricing information from external providers.
Qualitative disclosures of valuation techniques
Overview
The Group has implemented and maintains a valuation control framework, which is supported by policies and procedures that define the principles for controlling the valuation of the Group’s financial instruments.
> Refer to “Note 35 – Financial instruments” in V – Consolidated financial statements – Credit Suisse Group in the Credit Suisse Annual Report 2016 for further information on the Group’s valuation control framework.
The following information on the valuation techniques and significant unobservable inputs of the various financial instruments, and the sensitivity of fair value measurements to changes in significant unobservable inputs, should be read in conjunction with the tables “Quantitative information about level 3 assets at fair value” and “Quantitative information about level 3 liabilities at fair value”.
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions
Securities purchased under resale agreements and securities sold under repurchase agreements are measured at fair value using discounted cash flow analysis. Future cash flows are discounted using observable market interest rate repurchase/resale curves for the applicable maturity and underlying collateral of the instruments. As such, the significant majority of both securities purchased under resale agreements and securities sold under repurchase agreements are included in level 2 of the fair value hierarchy. Structured resale and repurchase agreements include embedded derivatives, which are measured using the same techniques as described below for stand-alone derivative contracts held for trading purposes or used in hedge accounting relationships. If the value of the embedded derivative is determined using significant unobservable inputs, those structured resale and repurchase agreements are classified within level 3 of the fair value hierarchy. The significant unobservable input is funding spread.
Securities purchased under resale agreements are usually fully collateralized or over collateralized by government securities, money market instruments, corporate bonds, or other debt instruments. In the event of counterparty default, the collateral service agreement provides the Group with the right to liquidate the collateral held.
Debt securities
Foreign governments and corporates
Government debt securities typically have quoted prices in active markets and are categorized as level 1 instruments. For debt securities for which market prices are not available, valuations are based on yields reflecting credit rating, historical performance, delinquencies, loss severity, the maturity of the security, recent transactions in the market or other modeling techniques, which may involve judgment. Those securities where the price or model inputs are observable in the market are categorized as level 2 instruments, while those securities where prices are not observable and significant model inputs are unobservable are categorized as level 3 of the fair value hierarchy.
Corporate bonds are priced to reflect current market levels either through recent market transactions or broker or dealer quotes. Where a market price for the particular security is not directly available, valuations are obtained based on yields reflected by other instruments in the specific or similar entity’s capital structure and adjusting for differences in seniority and maturity, benchmarking to a comparable security where market data is available (taking into consideration differences in credit, liquidity and maturity), or through the application of cash flow modeling techniques utilizing observable inputs, such as current interest rate curves and observable CDS spreads. Significant unobservable inputs may include price and correlation. For securities using market comparable price, the differentiation between level 2 and level 3 is based upon the relative significance of any yield adjustments as well as the accuracy of the comparison characteristics (i.e., the observable comparable security may be in the same country but a different industry and may have a different seniority level – the lower the comparability the more likely the security will be level 3).
CMBS, RMBS and CDO securities
Fair values of RMBS, CMBS and CDO may be available through quoted prices, which are often based on the prices at which similarly structured and collateralized securities trade between dealers and to and from customers. Fair values of RMBS, CMBS and CDO for which there are significant unobservable inputs are valued using capitalization rate and discount rate. Price may not be observable for fair value measurement purposes for many reasons, such as the length of time since the last executed transaction for the related security, use of a price from a similar instrument, or use of a price from an indicative quote. Fair values determined by market comparable price may include discounted cash flow models using the inputs prepayment rate, default rate, loss severity, discount rate and credit spread. Prices from similar observable instruments are used to calculate implied inputs which are then used to value unobservable instruments using discounted cash flow. The discounted cash flow price is then compared to the unobservable prices and assessed for reasonableness.
For most structured debt securities, determination of fair value requires subjective assessment depending on liquidity, ownership concentration, and the current economic and competitive environment. Valuation is determined based on the Front Office’s own assumptions about how market participants would price the asset. Collateralized bond and loan obligations are split into various structured tranches and each tranche is valued based upon its individual rating and the underlying collateral supporting the structure. Valuation models are used to value both cash and synthetic CDOs.
Equity securities
The majority of the Group’s positions in equity securities are traded on public stock exchanges for which quoted prices are readily and regularly available and are therefore categorized as level 1 instruments. Level 2 and level 3 equities include fund-linked products, convertible bonds or equity securities with restrictions that are not traded in active markets. Significant unobservable inputs may include market comparable price and earnings before interest, taxes, depreciation and amortization (EBITDA) multiple.
Derivatives
Derivatives held for trading purposes or used in hedge accounting relationships include both OTC and exchange-traded derivatives. The fair values of exchange-traded derivatives measured using observable exchange prices are included in level 1 of the fair value hierarchy. For exchange-traded derivatives where the volume of trading is low, the observable exchange prices may not be considered executable at the reporting date. These derivatives are valued in the same manner as similar observable OTC derivatives and are included in level 2 of the fair value hierarchy. If the similar OTC derivative used for valuing the exchange-traded derivative is not observable, the exchange-traded derivative is included in level 3 of the fair value hierarchy.
The fair values of OTC derivatives are determined on the basis of either industry standard models or internally developed proprietary models. Both model types use various observable and unobservable inputs in order to determine fair value. The inputs include those characteristics of the derivative that have a bearing on the economics of the instrument. The determination of the fair value of many derivatives involves only a limited degree of subjectivity because the required inputs are observable in the marketplace, while more complex derivatives may use unobservable inputs that rely on specific proprietary modeling assumptions. Where observable inputs (prices from exchanges, dealers, brokers or market consensus data providers) are not available, attempts are made to infer values from observable prices through model calibration (spot and forward rates, mean reversion, benchmark interest rate curves and volatility inputs for commonly traded option products). For inputs that cannot be derived from other sources, estimates from historical data may be made. OTC derivatives where the majority of the value is derived from market observable inputs are categorized as level 2 instruments, while those where the majority of the value is derived from unobservable inputs are categorized as level 3 of the fair value hierarchy.
The valuation of derivatives includes an adjustment for the cost of funding uncollateralized OTC derivatives.
Interest rate derivatives
OTC vanilla interest rate products, such as interest rate swaps, swaptions, and caps and floors are valued by discounting the anticipated future cash flows. The future cash flows and discounting are derived from market standard yield curves and industry standard volatility inputs. Where applicable, exchange-traded prices are also used to value exchange-traded futures and options and can be used in yield curve construction. For more complex products, inputs include, but are not limited to correlation, volatility skew, prepayment rate and basis spread.
Foreign exchange derivatives
Foreign exchange derivatives include vanilla products such as spot, forward and option contracts where the anticipated discounted future cash flows are determined from foreign exchange forward curves and industry standard optionality modeling techniques. Where applicable, exchange-traded prices are also used for futures and option prices. For more complex products inputs include, but are not limited to prepayment rate, correlation and contingent probability.
Equity and index-related derivatives
Equity derivatives include a variety of products ranging from vanilla options and swaps to exotic structures with bespoke payoff profiles. The main inputs in the valuation of equity derivatives may include volatility, buyback probability, gap risk and correlation.
Generally, the interrelationship between the volatility and correlation is positively correlated.
Credit derivatives
Credit derivatives include index and single name CDS in addition to more complex structured credit products. Vanilla products are valued using industry standard models and inputs that are generally market observable including credit spread and recovery rate.
Complex structured credit derivatives are valued using proprietary models requiring unobservable inputs such as recovery rate, credit spread and correlation. These inputs are generally implied from available market observable data. Fair values determined by price may include discounted cash flow models using the inputs prepayment rate, default rate, loss severity and discount rate.
Other trading assets
Other trading assets primarily include RMBS loans and life settlement and premium finance instruments. Life settlement and premium finance instruments are valued using proprietary models with several inputs. The significant unobservable inputs of the fair value for life settlement and premium finance instruments is the estimate of market implied life expectancy, while for RMBS loans it is market comparable price.
For life settlement and premium finance instruments, individual life expectancy rates are typically obtained by multiplying a base mortality curve for the general insured population provided by a professional actuarial organization together with an individual-specific multiplier. Individual-specific multipliers are determined based on data from third-party life expectancy data providers, which examine the insured individual’s medical conditions, family history and other factors to arrive at a life expectancy estimate.
For RMBS loans, the use of market comparable price varies depending upon each specific loan. For some loans, similar to unobservable RMBS securities, prices from similar observable instruments are used to calculate implied inputs which are then used to value unobservable instruments using discounted cash flow. The discounted cash flow price is then compared to the unobservable prices and assessed for reasonableness. For other RMBS loans, the loans are categorized by specific characteristics, such as loan-to-value ratio, average account balance, loan type (single or multi-family), lien, seasoning, coupon, FICO score, locality, delinquency status, cash flow velocity, roll rates, loan purpose, occupancy, servicers advance agreement type, modification status, Federal Housing Administration insurance, property value and documentation quality. Loans with unobservable prices are put into consistent buckets which are then compared to market observable comparable prices in order to assess the reasonableness of those unobservable prices.
Other investments
Private equity, hedge funds and other equity investments
Other equity investments principally includes equity investments in the form of a) direct investments in third-party hedge funds, private equity funds and funds of funds, b) equity-method investments where the Group has the ability to significantly influence the operating and financial policies of the investee, and c) direct investments in non-marketable equity securities.
Direct investments in third-party hedge funds, private equity funds and funds of funds are measured at fair value based on their published net asset values (NAVs) as permitted by ASC Topic 820 – Fair Value Measurement. In some cases, NAVs may be adjusted where there is sufficient evidence that the NAV published by the investment manager is not in line with the fund’s observable market data, it is probable that the investment will be sold for an amount other than NAV or there exist other circumstances that would require an adjustment to the published NAV. Although rarely adjusted, significant judgment is involved in making any adjustments to the published NAVs. The investments for which the fair value is measured using the NAV practical expedient are not categorized within the fair value hierarchy.
Direct investments in non-marketable equity securities consist of both real estate investments and non-real estate investments. Equity-method investments and direct investments in non-marketable equity securities are initially measured at their transaction price, as this is the best estimate of fair value. Thereafter, these investments are individually measured at fair value based upon a number of factors that include any recent rounds of financing involving third-party investors, comparable company transactions, multiple analyses of cash flows or book values, or discounted cash flow analyses. The availability of information used in these modeling techniques is often limited and involves significant judgment in evaluating these different factors over time. As a result, these investments are included in level 3 of the fair value hierarchy.
Life finance instruments
Life finance instruments include Single Premium Immediate Annuities (SPIA) and other premium finance instruments. Life finance instruments are valued in a similar manner as described for life settlement and premium finance instruments under the other trading assets section above.
Loans
The Group’s loan portfolio which is measured at fair value primarily consists of commercial and industrial loans and loans to financial institutions. Within these categories, loans measured at fair value include commercial loans, real estate loans, corporate loans, leverage finance loans and emerging market loans. Fair value is based on recent transactions and quoted prices, where available. Where recent transactions and quoted prices are not available, fair value may be determined by relative value benchmarking (which includes pricing based upon another position in the same capital structure, other comparable loan issues, generic industry credit spreads, implied credit spreads derived from CDS for the specific borrower, and enterprise valuations) or calculated based on the exit price of the collateral, based on current market conditions.
Both the funded and unfunded portion of revolving credit lines on the corporate lending portfolio are valued using a loan pricing model, which requires estimates of significant inputs including credit spreads, recovery rates, credit conversion factors, and weighted average life of the loan. Significant unobservable inputs may include credit spread and price.
The Group’s other assets and liabilities include mortgage loans held in conjunction with securitization activities and assets and liabilities of VIEs and mortgage securitizations that do not meet the criteria for sale treatment under US GAAP. The fair value of mortgage loans held in conjunction with securitization activities is determined on a whole-loan basis and is consistent with the valuation of RMBS loans discussed in “Other trading assets” above. Whole-loan valuations are calculated based on the exit price reflecting the current market conditions. The fair value of assets and liabilities of VIEs and mortgage securitizations that do not meet the criteria for sale treatment under US GAAP are determined based on the quoted prices for securitized bonds, where available, or on cash flow analyses for securitized bonds, when quoted prices are not available. The fair value of the consolidated financial assets of RMBS and CMBS securitization vehicles, which qualify as CFEs, are measured on the basis of the more observable fair value of the VIEs’ financial liabilities.
Accrual based loans in the Group’s private, corporate and institutional banking businesses, for which an estimated fair value is disclosed in the table “Carrying value and fair value of financial instruments not carried at fair value” below, include consumer loans relating to mortgages, loans collateralized by securities or consumer finance, as well as corporate and institutional loans relating to real estate, commercial and industrial loans, and loans to financial institutions, governments and public institutions. Fair values for these loans are determined by using a discounted cash flow model. Future cash flows are discounted using risk-adjusted discount rates which are derived from observable market interest rates for the applicable maturity and currency and from counterparty-related credit spreads.
Deposits
Accrual based deposits with a stated maturity, for which an estimated fair value is disclosed in the table “Carrying value and fair value of financial instruments not carried at fair value” below, are generally fair valued by using a discounted cash flow model incorporating the Group’s credit spreads. The estimated fair value of accrual accounted deposits without a stated maturity approximates the carrying amount; however, the value does not include an estimate of the value attributed to the long-term relationships with its customers that in the aggregate adds significant value to the Group’s stable deposit base.
Short-term borrowings and long-term debt
The Group’s short-term borrowings and long-term debt include structured notes (hybrid financial instruments that are both bifurcatable and non-bifurcatable) and vanilla debt. The fair value of structured notes is based on quoted prices, where available. When quoted prices are not available, fair value is determined by using a discounted cash flow model incorporating the Group’s credit spreads, the value of derivatives embedded in the debt and the residual term of the issuance based on call options. Derivatives structured into the issued debt are valued consistently with the Group’s stand-alone derivative contracts held for trading purposes or used in hedge accounting relationships as discussed above. The fair value of structured debt is heavily influenced by the combined call options and performance of the underlying derivative returns. Significant unobservable inputs for long-term debt include buyback probability, gap risk, correlation, volatility, credit spread, mean reversion and price.
Generally, the interrelationships between volatility, correlation, gap risk and credit spread inputs are positively correlated.
Other liabilities
Failed sales
These liabilities represent the financing of assets that did not achieve sale accounting treatment under US GAAP. Failed sales are valued in a manner consistent with the related underlying financial instruments.
Short-term financial instruments
Certain short-term financial instruments are not carried at fair value on the balance sheet, but a fair value has been disclosed in the table “Carrying value and fair value of financial instruments not carried at fair value” below. These instruments include: cash and due from banks, cash collateral receivables and payables and other receivables and payables arising in the ordinary course of business. For these financial instruments, the carrying value approximates the fair value due to the relatively short period of time between their origination and expected realization, as well as the minimal credit risk inherent in these instruments.
Sensitivity of fair value measurements to changes in significant unobservable inputs
For level 3 assets with a significant unobservable input of EBITDA multiple, market implied life expectancy (for life finance instruments), buyback probability, correlation, contingent probability, price, volatility, volatility skew or funding spread, in general, an increase in the significant unobservable input would increase the fair value. For level 3 assets with a significant unobservable input of market implied life expectancy (for life settlement and premium finance instruments), capitalization rate, discount rate, prepayment rate, gap risk, recovery rate or credit spread, in general, an increase in the significant unobservable input would decrease the fair value.
For level 3 liabilities, in general, an increase in the related significant unobservable inputs would have the inverse impact on fair value. An increase in the significant unobservable input mean reversion would increase the fair value. An increase in the significant unobservable input basis spread would decrease the fair value.
Interrelationships between significant unobservable inputs
Except as noted above, there are no material interrelationships between the significant unobservable inputs for the financial instruments. As the significant unobservable inputs move independently, generally an increase or decrease in one significant unobservable input will have no impact on the other significant unobservable inputs.
Quantitative disclosures of valuation techniques
The following tables provide the representative range of minimum and maximum values and the associated weighted averages of each significant unobservable input for level 3 assets and liabilities by the related valuation technique most significant to the related financial instrument.
Quantitative information about level 3 assets at fair value
end of 2Q17	Fair value	Valuation technique	Unobservable input	Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Interest-bearing deposits with banks	39	–	–	–	–	–
Securities received as collateral	14	–	–	–	–	–
Debt	2,110
of which corporates	999
of which	370	Option model	Correlation, in %	(80)	99	28
of which	303	Market comparable	Price, in %	0	142	72
of which	326	Discounted cash flow	Credit spread, in bp	38	991	327
of which RMBS	431	Discounted cash flow	Discount rate, in %	0	37	14
			Prepayment rate, in %	2	28	10
			Default rate, in %	0	12	4
			Loss severity, in %	0	100	54
of which CMBS	35	Discounted cash flow	Capitalization rate, in %	8	11	11
			Discount rate, in %	1	8	5
			Prepayment rate, in %	1	15	11
of which CDO	178	Discounted cash flow	Discount rate, in %	6	15	9
			Prepayment rate, in %	2	20	10
			Credit spread, in bp	273	273	273
			Default rate, in %	0	5	3
			Loss severity, in %	3	85	67
Equity	135	Market comparable	EBITDA multiple	3	8	6
			Price, in %	100	100	100
1
Cash instruments are generally presented on a weighted average basis, while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

Quantitative information about level 3 assets at fair value (continued)
end of 2Q17	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Derivatives	3,311
of which interest rate products	714	Option model	Correlation, in %		20	100	35
			Prepayment rate, in %		4	35	17
			Volatility skew, in %		(5)	1	(2)
of which equity/index-related products	813	Option model	Correlation, in %		(80)	99	21
			Volatility, in %		0	163	10
			Buyback probability, in %	[2]	50	100	71
			Gap risk, in %	[3]	0	2	1
of which credit derivatives	454	Discounted cash flow	Credit spread, in bp		0	969	105
			Recovery rate, in %		0	45	15
			Discount rate, in %		6	40	19
			Default rate, in %		0	33	6
			Loss severity, in %		14	100	64
			Correlation, in %		97	97	97
			Prepayment rate, in %		0	15	5
Other	2,813
of which	1,678	Market comparable	Price, in %		0	110	24
of which	830	Discounted cash flow	Market implied life expectancy, in years		3	18	8
Trading assets	8,369
Investment securities	36	–	–		–	–	–
Private equity	7	–	–		–	–	–
Other equity investments	285	–	–		–	–	–
Life finance instruments	1,365	Discounted cash flow	Market implied life expectancy, in years		2	19	6
Other investments	1,657
Loans	5,212
of which commercial and industrial loans	2,747
of which	2,270	Discounted cash flow	Credit spread, in bp		52	1,421	384
of which	476	Market comparable	Price, in %		0	100	44
of which financial institutions	1,830
of which	1,585	Discounted cash flow	Credit spread, in bp		59	1,364	447
of which	245	Market comparable	Price, in %		0	95	80
Other intangible assets (mortgage servicing rights)	128	–	–		–	–	–
Other assets	2,176
of which loans held-for-sale	1,973
of which	1,392	Discounted cash flow	Credit spread, in bp		117	976	234
			Recovery rate, in %		3	100	75
of which	361	Market comparable	Price, in %		0	101	67
Total level 3 assets at fair value	17,631
1
Cash instruments are generally presented on a weighted average basis, while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

2 Estimate of the probability of structured notes being put back to the Group at the option of the investor over the remaining life of the financial instruments.
3 Risk of unexpected large declines in the underlying values occuring between collateral settlement dates.
Quantitative information about level 3 assets at fair value (continued)
end of 4Q16	Fair value	Valuation technique	Unobservable input	Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Interest-bearing deposits with banks	1	–	–	–	–	–
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	174	Discounted cash flow	Funding spread, in bp	10	450	259
Securities received as collateral	70	–	–	–	–	–
Debt	3,977
of which corporates	1,674
of which	448	Option model	Correlation, in %	(85)	98	23
of which	817	Market comparable	Price, in %	0	117	86
of which	101	Discounted cash flow	Credit spread, in bp	3	1,004	308
of which RMBS	605
of which	445	Discounted cash flow	Discount rate, in %	0	47	8
			Prepayment rate, in %	2	30	12
			Default rate, in %	0	10	3
			Loss severity, in %	0	100	43
of which	120	Market comparable	Price, in %	21	30	26
of which CMBS	65	Discounted cash flow	Capitalization rate, in %	8	9	9
			Discount rate, in %	2	27	10
			Prepayment rate, in %	0	15	9
of which CDO	1,165
of which	195	Discounted cash flow	Discount rate, in %	7	27	15
			Prepayment rate, in %	0	30	10
			Credit spread, in bp	328	328	328
			Default rate, in %	0	5	2
			Loss severity, in %	3	100	45
of which	851	Market comparable	Price, in %	208	208	208
Equity	240	Market comparable	EBITDA multiple	3	8	6
			Price, in %	0	100	70
1
Cash instruments are generally presented on a weighted average basis, while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

Quantitative information about level 3 assets at fair value (continued)
end of 4Q16	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Derivatives	4,305
of which interest rate products	748	Option model	Correlation, in %		20	100	65
			Prepayment rate, in %		1	32	16
			Volatility skew, in %		(7)	1	(2)
of which equity/index-related products	914	Option model	Correlation, in %		(85)	98	21
			Volatility, in %		2	180	32
			Buyback probability, in %	[2]	50	100	62
			Gap risk, in %	[3]	0	2	1
of which credit derivatives	688	Discounted cash flow	Credit spread, in bp		0	1,635	396
			Recovery rate, in %		0	45	10
			Discount rate, in %		1	45	21
			Default rate, in %		0	33	5
			Loss severity, in %		15	100	69
			Correlation, in %		97	97	97
			Prepayment rate, in %		0	13	5
Other	4,243
of which	3,005	Market comparable	Price, in %		0	116	39
of which	882	Discounted cash flow	Market implied life expectancy, in years		3	19	8
Trading assets	12,765
Investment securities	72	–	–		–	–	–
Private equity	8	–	–		–	–	–
Other equity investments	310	–	–		–	–	–
Life finance instruments	1,588	Discounted cash flow	Market implied life expectancy, in years		2	19	6
Other investments	1,906
Loans	6,585
of which commercial and industrial loans	3,816
of which	2,959	Discounted cash flow	Credit spread, in bp		5	5,400	544
of which	852	Market comparable	Price, in %		0	100	51
of which financial institutions	1,829
of which	1,588	Discounted cash flow	Credit spread, in bp		67	952	342
of which	149	Market comparable	Price, in %		0	550	483
Other intangible assets (mortgage servicing rights)	138	–	–		–	–	–
Other assets	1,679
of which loans held-for-sale	1,316
of which	760	Discounted cash flow	Credit spread, in bp		117	1,082	334
			Recovery rate, in %		6	100	74
of which	356	Market comparable	Price, in %		0	102	78
Total level 3 assets at fair value	23,390
1
Cash instruments are generally presented on a weighted average basis, while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

2 Estimate of the probability of structured notes being put back to the Group at the option of the investor over the remaining life of the financial instruments.
3 Risk of unexpected large declines in the underlying values occuring between collateral settlement dates.
Quantitative information about level 3 liabilities at fair value
end of 2Q17	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Customer deposits	433	–	–		–	–	–
Obligation to return securities received as collateral	14	–	–		–	–	–
Trading liabilities	2,680
of which interest rate derivatives	270	Option model	Basis spread, in bp		(10)	68	28
			Correlation, in %		20	100	56
			Prepayment rate, in %		4	35	9
of which foreign exchange derivatives	95
of which	65	Option model	Correlation, in %		(10)	70	48
			Prepayment rate, in %		27	35	31
of which	14	Discounted cash flow	Contingent probability, in %		95	95	95
of which equity/index-related derivatives	1,061	Option model	Correlation, in %		(80)	99	26
			Volatility, in %		0	163	22
			Buyback probability, in %	[2]	50	100	71
of which credit derivatives	622	Discounted cash flow	Credit spread, in bp		0	898	117
			Discount rate, in %		6	40	19
			Default rate, in %		0	33	6
			Recovery rate, in %		20	60	35
			Loss severity, in %		14	100	64
			Correlation, in %		45	86	61
			Prepayment rate, in %		0	15	5
Short-term borrowings	620	–	–		–	–	–
Long-term debt	12,996
of which structured notes over two years	11,972
of which	10,153	Option model	Correlation, in %		(80)	99	29
			Volatility, in %		0	163	19
			Buyback probability, in %	[2]	50	100	71
			Gap risk, in %	[3]	0	2	1
			Mean reversion, in %	[4]	(14)	(1)	(6)
of which	1,242	Discounted cash flow	Credit spread, in bp		0	395	108
Other liabilities	1,355
of which failed sales	199
of which	117	Market comparable	Price, in %		0	100	61
of which	38	Discounted cash flow	Discount rate, in %		11	29	21
Total level 3 liabilities at fair value	18,098
1
Cash instruments are generally presented on a weighted average basis, while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

2 Estimate of the probability of structured notes being put back to the Group at the option of the investor over the remaining life of the financial instruments.
3 Risk of unexpected large declines in the underlying values occuring between collateral settlement dates.
4 Management's best estimate of the speed at which interest rates will revert to the long-term average.
Quantitative information about level 3 liabilities at fair value (continued)
end of 4Q16	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Customer deposits	410	–	–		–	–	–
Obligation to return securities received as collateral	70	–	–		–	–	–
Trading liabilities	3,737
of which interest rate derivatives	538	Option model	Basis spread, in bp		(2)	66	33
			Correlation, in %		20	100	57
			Prepayment rate, in %		1	32	9
			Gap risk, in %	[2]	20	20	20
			Funding spread, in bp		237	237	237
of which foreign exchange derivatives	150
of which	65	Option model	Correlation, in %		(10)	70	49
			Prepayment rate, in %		22	32	27
of which	69	Discounted cash flow	Contingent probability, in %		95	95	95
of which equity/index-related derivatives	1,181	Option model	Correlation, in %		(85)	98	23
			Volatility, in %		2	180	28
			Buyback probability, in %	[3]	50	100	62
of which credit derivatives	851	Discounted cash flow	Credit spread, in bp		0	1,635	163
			Discount rate, in %		2	45	21
			Default rate, in %		0	33	5
			Recovery rate, in %		20	60	35
			Loss severity, in %		15	100	70
			Correlation, in %		43	85	63
			Prepayment rate, in %		0	13	5
Short-term borrowings	516	–	–		–	–	–
Long-term debt	13,415
of which structured notes over two years	12,434
of which	12,008	Option model	Correlation, in %		(85)	99	23
			Volatility, in %		0	180	23
			Buyback probability, in %	[3]	50	100	62
			Gap risk, in %	[2]	0	2	1
			Mean reversion, in %	[4]	(14)	(1)	(6)
of which	286	Discounted cash flow	Credit spread, in bp		1	452	89
Other liabilities	1,684
of which failed sales	219
of which	163	Market comparable	Price, in %		0	100	68
of which	39	Discounted cash flow	Discount rate, in %		11	29	21
Total level 3 liabilities at fair value	19,832
1
Cash instruments are generally presented on a weighted average basis, while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

2 Risk of unexpected large declines in the underlying values occuring between collateral settlement dates.
3 Estimate of the probability of structured notes being put back to the Group at the option of the investor over the remaining life of the financial instruments.
4 Management's best estimate of the speed at which interest rates will revert to the long-term average.
Qualitative discussion of the ranges of significant unobservable inputs
The following sections provide further information about the ranges of significant unobservable inputs included in the tables above. The level of aggregation and diversity within the financial instruments disclosed in the tables above results in certain ranges of significant inputs being wide and unevenly distributed across asset and liability categories.
Discount rate
The discount rate is the rate of interest used to calculate the present value of the expected cash flows of a financial instrument. There are multiple factors that will impact the discount rate for any given financial instrument including the coupon on the instrument, the term and the underlying risk of the expected cash flows. Two instruments of similar term and expected cash flows may have significantly different discount rates because the coupons on the instruments are different.
Default rate and loss severity
For financial instruments backed by residential real estate or other assets, diversity in the portfolio is reflected in a wide range for loss severity due to varying levels of default. The lower end of the range represents high performing or government guaranteed collateral with a low probability of default or guaranteed timely payment of principal and interest, while the higher end of the range relates to collateral with a greater risk of default.
Credit spread and recovery rate
For financial instruments where credit spread is the significant unobservable input, the wide range represents positions with varying levels of risk. The lower end of the credit spread range typically represents shorter-dated instruments and/or those with better perceived credit risk. The higher end of the range typically comprises longer-dated financial instruments or those referencing non-performing, distressed or impaired reference credits. Similarly, the spread between the reference credit and an index can vary significantly based on the risk of the instrument. The spread will be positive for instruments that have a higher risk of default than the index (which is based on a weighted average of its components) and negative for instruments that have a lower risk of default than the index.
Similarly, recovery rates can vary significantly depending upon the specific assets and terms of each transaction. Transactions with higher seniority or more valuable collateral will have higher recovery rates, while those transactions which are more subordinated or with less valuable collateral will have lower recovery rates.
Correlation
There are many different types of correlation inputs, including credit correlation, cross-asset correlation (such as equity-interest rate correlation), and same-asset correlation (such as interest rate-interest rate correlation). Correlation inputs are generally used to value hybrid and exotic instruments. Due to the complex and unique nature of these instruments, the ranges for correlation inputs can vary widely across portfolios.
Prepayment rate
Prepayment rates may vary from collateral pool to collateral pool, and are driven by a variety of collateral-specific factors, including the type and location of the underlying borrower, the remaining tenor of the obligation and the level and type (e.g., fixed or floating) of interest rate being paid by the borrower.
Volatility and volatility skew
Volatility and its skew are both impacted by the underlying risk, term and strike price of the derivative. In the case of interest rate derivatives, volatility may vary significantly between different underlying currencies and expiration dates on the options. Similarly, in the case of equity derivatives, the volatility attributed to a structure may vary depending upon the underlying reference name on the derivative.
Market implied life expectancy
Market implied life expectancy is the primary significant unobservable input on such products as life settlement, premium finance and SPIA, and represents the estimated mortality rate for the underlying insured for each contract. This estimate may vary depending upon multiple factors including the age and specific health characteristics of the insured.
Price
Bond equivalent price is a primary significant unobservable input for multiple products. Where market prices are not available for an instrument, benchmarking may be utilized to identify comparable issues (same industry and similar product mixes) while adjustments are considered for differences in deal terms and performance.
Buyback probability
Buyback probability is the probability assigned to structured notes being unwound prior to their legal maturity.
Gap risk
Gap risk is the primary significant unobservable input for fund-linked Constant Proportion Portfolio Insurance products and structures where the payoff may be sensitive to discontinuity in the hedging portfolio.
Mean reversion
Mean reversion is the primary significant unobservable input for callable constant maturity swap (CMS) spread exotics and represents the idea that prices and returns eventually move back towards the historical average.
Funding spread
Funding spread is the primary significant unobservable input for special purpose vehicle funding facilities. Synthetic funding curves which represent the assets pledged as collateral are used to value structured financing transactions. The curves provide an estimate of where secured funding can be sourced and are expressed as a basis point spread in relation to the referenced benchmark rate.
Capitalization rate
Capitalization rate is the primary significant unobservable input for CMBS loans and is used to estimate the potential return on investment. This is done by dividing the yearly income by the total value of the property.
Basis spread
Basis spread is the primary significant unobservable input for non-callable constant maturity treasury-CMS products and is used to determine interest rate risk as a result of differing lending and borrowing rates.
EBITDA multiple
EBITDA multiple is a primary significant unobservable input for some equity deals which are benchmarked using industry comparables. The EBITDA multiple may be preferred over other measures because it is normalized for differences between the accounting policies of similar companies.
Contingent probability
Contingent probability is the primary significant unobservable input for contingent foreign exchange forward trades where the delivery or exercise and the premium payment are contingent on an event such as completion of an M&A deal or regulatory approval for a product.
Fair value measurements of investments in certain entities that calculate NAV per share
Investments in funds held in trading assets and liabilities primarily include positions held in equity funds of funds as an economic hedge for structured notes and derivatives issued to clients that reference the same underlying risk and liquidity terms of the fund. A majority of these funds have limitations imposed on the amount of withdrawals from the fund during the redemption period due to illiquidity of the investments. In other instances, the withdrawal amounts may vary depending on the redemption notice period and are usually larger for the longer redemption notice periods. In addition, penalties may apply if redemption is within a certain time period from initial investment.
Investment in funds held in other investments principally involves private securities and, to a lesser extent, publicly traded securities and fund of funds. Several of these investments have redemption restrictions subject to the discretion of the Board of Directors of the fund and/or redemption is permitted without restriction, but is limited to a certain percentage of total assets or only after a certain date.
Furthermore, for those investments held in both trading assets and other investments that are nonredeemable, the underlying assets of such funds are expected to be liquidated over the life of the fund, which is generally up to 10 years.
The following table pertains to investments in certain entities that calculate NAV per share or its equivalent, primarily private equity and hedge funds. These investments do not have a readily determinable fair value and are measured at fair value using NAV.
Fair value, unfunded commitments and term of redemption conditions
end of	2Q17							4Q16
	Non- redeemable		Redeemable		Total fair value	Unfunded commit- ments		Non- redeemable		Redeemable		Total fair value	Unfunded commit- ments
Fair value and unfunded commitments (CHF million)
Equity funds	59		1,006	[1]	1,065	0		65		1,281	[2]	1,346	0
Equity funds sold short	0		(17)		(17)	0		0		(1)		(1)	0
Total funds held in trading assets and liabilities	59		989		1,048	0		65		1,280		1,345	0
Debt funds	168		44		212	0		215		77		292	0
Equity funds	2		24		26	0		2		51		53	0
Others	1		210		211	0		0		201		201	0
Hedge funds	171		278	[3]	449	0		217		329	[4]	546	0
Debt funds	1		0		1	0		5		0		5	20
Equity funds	243		0		243	48		240		0		240	42
Real estate funds	180		0		180	48		212		0		212	50
Others	34		0		34	33		117		0		117	58
Private equities	458		0		458	129		574		0		574	170
Equity method investments	314		1,209		1,523	35		347		637		984	218
Total funds held in other investments	943		1,487		2,430	164		1,138		966		2,104	388
Total fair value	1,002	[5]	2,476	[6]	3,478	164	[7]	1,203	[5]	2,246	[6]	3,449	388	[7]
1
65% of the redeemable fair value amount of equity funds is redeemable on demand with a notice period primarily of less than 30 days, 20% is redeemable on a monthly basis with a notice period primarily of less than 30 days, 12% is redeemable on a quarterly basis with a notice period primarily of more than 45 days, and 3% is redeemable on an annual basis with a notice period primarily of more than 60 days.

2
58% of the redeemable fair value amount of equity funds is redeemable on demand with a notice period primarily of less than 30 days, 23% is redeemable on a monthly basis with a notice period primarily of less than 30 days, 17% is redeemable on a quarterly basis with a notice period primarily of more than 45 days, and 2% is redeemable on an annual basis with a notice period of more than 60 days.

3
60% of the redeemable fair value amount of hedge funds is redeemable on a monthly basis with a notice period primarily of less than 30 days, 36% is redeemable on a quarterly basis with a notice period primarily of more than 45 days, and 4% is redeemable on demand with a notice period primarily of less than 30 days.

4
68% of the redeemable fair value amount of hedge funds is redeemable on a quarterly basis with a notice period primarily of more than 60 days, 26% is redeemable on a monthly basis with a notice period primarily of less than 30 days, 5% is redeemable on demand with a notice period primarily of less than 30 days, and 1% is redeemable on an annual basis with a notice period primarily of more than 45 days.

5 Includes CHF 203 million and CHF 334 million attributable to noncontrolling interests in 2Q17 and 4Q16, respectively.
6 Includes CHF 225 million and CHF 231 million attributable to noncontrolling interests in 2Q17 and 4Q16, respectively.
7 Includes CHF 67 million and CHF 88 million attributable to noncontrolling interests in 2Q17 and 4Q16, respectively.
Nonrecurring fair value changes
Certain assets and liabilities are measured at fair value on a nonrecurring basis; that is, they are not measured at fair value on an ongoing basis but are subject to fair value adjustments in certain circumstances, for example, when there is evidence of impairment. The Group typically uses nonfinancial assets measured at fair value on a recurring or nonrecurring basis in a manner that reflects their highest and best use. Nonrecurring measurements are completed as of the end of the period unless otherwise stated.
Nonrecurring fair value changes
end of	2Q17	4Q16
CHF billion
Assets held-for-sale recorded at fair value on a nonrecurring basis	0.1	0.1
of which level 2	0.1	0.1
Fair value option
The Group has availed itself of the simplification in accounting offered under the fair value option, primarily in the investment banking businesses and International Wealth Management’s Asset Management business. This has been accomplished generally by electing the fair value option, both at initial adoption and for subsequent transactions, on items impacted by the hedge accounting requirements of US GAAP. That is, for instruments for which there was an inability to achieve hedge accounting and for which the Group is economically hedged, the Group has elected the fair value option. Similarly, where the Group manages an activity on a fair value basis but previously has been unable to achieve fair value accounting, the Group has utilized the fair value option to align its risk management reporting to its financial accounting.
> Refer to “Note 35 – Financial instruments” in V – Consolidated financial statements – Credit Suisse Group in the Credit Suisse Annual Report 2016 for further information on the Group’s election of the fair value option for certain of its financial statement captions.
Difference between the aggregate fair value and the aggregate unpaid principal balances of loans and financial instruments
end of	2Q17			4Q16
	Aggregate fair value	Aggregate unpaid principal	Difference	Aggregate fair value	Aggregate unpaid principal	Difference
Loans (CHF million)
Non-interest-earning loans	1,108	4,178	(3,070)	1,276	4,495	(3,219)
Financial instruments (CHF million)
Interest-bearing deposits with banks	39	49	(10)	26	25	1
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	91,520	91,434	86	87,331	87,208	123
Loans	16,627	17,050	(423)	19,528	20,144	(616)
Other assets [1]	10,550	13,270	(2,720)	8,369	11,296	(2,927)
Due to banks and customer deposits	(1,049)	(980)	(69)	(1,120)	(1,059)	(61)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(16,038)	(16,037)	(1)	(19,634)	(19,638)	4
Short-term borrowings	(5,628)	(5,617)	(11)	(4,061)	(4,017)	(44)
Long-term debt	(71,803)	(74,731)	2,928	(72,868)	(76,123)	3,255
Other liabilities	(759)	(2,294)	1,535	(727)	(2,331)	1,604
1 Primarily loans held-for-sale.
Gains and losses on financial instruments
in	6M17		6M16
	Net gains/ (losses)		Net gains/ (losses)
Financial instruments (CHF million)
Interest-bearing deposits with banks	7	[1]	1	[1]
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	852	[1]	670	[1]
Other investments	130	[2]	224	[2]
of which related to credit risk	2		(5)
Loans	841	[1]	912	[1]
of which related to credit risk	39		(106)
Other assets	256	[1]	(287)	[2]
of which related to credit risk	23		(264)
Due to banks and customer deposits	(7)	[1]	(65)	[2]
of which related to credit risk	7		(5)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(37)	[1]	(83)	[1]
Short-term borrowings	(264)	[2]	437	[2]
Long-term debt	(3,554)	[2]	(1,488)	[2]
Other liabilities	158	[3]	326	[2]
of which related to credit risk	106		220
1 Primarily recognized in net interest income.
2 Primarily recognized in trading revenues.
3 Primarily recognized in other revenues.
The following table provides additional information regarding the gains and losses attributable to changes in instrument-specific credit risk on fair value option elected liabilities which are recorded through AOCI. The table includes both the amount of change during the period and cumulatively that is attributable to the changes in instrument-specific credit risk. In addition it includes the gains and losses related to instrument-specific credit risk that was previously recorded in AOCI that have been transferred during the period to net income.
Own credit gains/(losses) on fair value option elected instruments recorded in AOCI
	Gains/(losses) recorded into AOCI			[1]	Gains/(losses) recorded in AOCI transferred to net income		[1]
in	2Q17	Cumulatively	2Q16		2Q17	2Q16
Financial instruments (CHF million)
Deposits	(4)	(42)	(1)		0	0
Short-term borrowings	0	(1)	(1)		0	0
Long-term debt	(613)	(1,759)	(9)		(2)	0
of which treasury debt over two years	(209)	(457)	(33)		0	0
of which structured notes over two years	(423)	(1,293)	30		(7)	0
Total	(617)	(1,802)	(11)		(2)	0
1 Amounts are reflected gross of tax.
Financial instruments not carried at fair value
The following table provides the carrying value and fair value of financial instruments which are not carried at fair value in the consolidated balance sheets. The disclosure excludes all non-financial instruments such as lease transactions, real estate, premises and equipment, equity method investments and pension and benefit obligations.
Carrying value and fair value of financial instruments not carried at fair value
	Carrying value	Fair value
end of		Level 1	Level 2	Level 3	Total
2Q17 (CHF million)
Financial assets
Central banks funds sold, securities purchased under resale agreements and securities borrowing transactions	37,827	0	37,826	0	37,826
Loans	253,432	0	258,928	2,298	261,226
Other financial assets [1]	165,186	110,331	54,005	1,177	165,513
Financial liabilities
Due to banks and deposits	370,378	204,768	165,611	0	370,379
Central banks funds purchased, securities sold under repurchase agreements and securities lending transactions	14,673	0	14,673	0	14,673
Short-term borrowings	11,609	0	11,611	0	11,611
Long-term debt	104,897	0	107,418	475	107,893
Other financial liabilities [2]	51,172	0	51,040	132	51,172
4Q16 (CHF million)
Financial assets
Central banks funds sold, securities purchased under resale agreements and securities borrowing transactions	47,508	0	47,508	0	47,508
Loans	252,535	0	256,020	4,602	260,622
Other financial assets [1]	171,514	121,075	49,353	1,436	171,864
Financial liabilities
Due to banks and deposits	374,620	199,721	174,877	0	374,598
Central banks funds purchased, securities sold under repurchase agreements and securities lending transactions	13,382	0	13,382	0	13,382
Short-term borrowings	11,324	0	11,327	0	11,327
Long-term debt	120,448	0	122,220	521	122,741
Other financial liabilities [2]	62,291	1,595	60,573	125	62,293
1
Primarily includes cash and due from banks, interest-bearing deposits with banks, brokerage receivables, loans held-for-sale, cash collateral on derivative instruments, interest and fee receivables and non-marketable equity securities.

2 Primarily includes brokerage payables, cash collateral on derivative instruments and interest and fee payables.

Bank
Financial instruments
27 Financial instruments
> Refer to “Note 28 – Financial instruments” in III – Condensed consolidated financial statements – unaudited in the Credit Suisse Financial Report 2Q17 and to “Note 34 – Financial instruments” in VII – Consolidated financial statements – Credit Suisse (Bank) in the Credit Suisse Annual Report 2016 for further information.
Assets and liabilities measured at fair value on a recurring basis
end of 6M17	Level 1	Level 2	Level 3	Netting impact	[1]	Assets measured at net asset value per share	[2]	Total
Assets (CHF million)
Cash and due from banks	0	123	0	–		–		123
Interest-bearing deposits with banks	0	0	39	–		–		39
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	91,520	0	–		–		91,520
Debt	884	630	2	–		–		1,516
of which corporates	0	580	2	–		–		582
Equity	31,530	327	12	–		–		31,869
Securities received as collateral	32,414	957	14	–		–		33,385
Debt	26,516	34,140	2,110	–		–		62,766
of which foreign governments	26,227	3,120	313	–		–		29,660
of which corporates	157	12,291	999	–		–		13,447
of which RMBS	0	15,202	431	–		–		15,633
of which CMBS	0	2,214	35	–		–		2,249
of which CDO	0	1,309	178	–		–		1,487
Equity	47,450	3,353	135	–		1,065		52,003
Derivatives	5,291	164,594	3,311	(152,294)		–		20,902
of which interest rate products	1,502	97,234	714	–		–		–
of which foreign exchange products	62	41,222	244	–		–		–
of which equity/index-related products	3,728	17,636	813	–		–		–
of which credit derivatives	0	7,618	454	–		–		–
Other	2,132	468	2,813	–		–		5,413
Trading assets	81,389	202,555	8,369	(152,294)		1,065		141,084
Debt	244	1,908	36	–		–		2,188
of which foreign governments	96	1,247	0	–		–		1,343
of which corporates	0	254	0	–		–		254
of which RMBS	0	343	34	–		–		377
of which CMBS	0	0	2	–		–		2
Equity	3	88	0	–		–		91
Investment securities	247	1,996	36	–		–		2,279
Private equity	0	0	7	–		451		458
of which equity funds	0	0	0	–		236		236
Hedge funds	0	0	0	–		449		449
of which debt funds	0	0	0	–		212		212
Other equity investments	23	30	285	–		1,523		1,861
of which private	16	30	285	–		1,522		1,853
Life finance instruments	0	4	1,365	–		–		1,369
Other investments	23	34	1,657	–		2,423		4,137
Loans	0	11,415	5,212	–		–		16,627
of which commercial and industrial loans	0	4,874	2,747	–		–		7,621
of which financial institutions	0	3,804	1,830	–		–		5,634
Other intangible assets (mortgage servicing rights)	0	0	128	–		–		128
Other assets	230	9,177	2,176	(180)		–		11,403
of which loans held-for-sale	0	6,960	1,973	–		–		8,933
Total assets at fair value	114,303	317,777	17,631	(152,474)		3,488		300,725
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.
2
In accordance with US GAAP, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated balance sheet.

Assets and liabilities measured at fair value on a recurring basis (continued)
end of 6M17	Level 1	Level 2	Level 3	Netting impact	[1]	Liabilities measured at net asset value per share	[2]	Total
Liabilities (CHF million)
Due to banks	0	370	0	–		–		370
Customer deposits	0	3,146	433	–		–		3,579
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	16,038	0	–		–		16,038
Debt	884	630	2	–		–		1,516
of which corporates	0	580	2	–		–		582
Equity	31,530	327	12	–		–		31,869
Obligation to return securities received as collateral	32,414	957	14	–		–		33,385
Debt	4,876	4,940	13	–		–		9,829
of which foreign governments	4,862	417	0	–		–		5,279
of which corporates	0	4,264	13	–		–		4,277
Equity	16,875	114	92	–		17		17,098
Derivatives	5,552	166,986	2,575	(158,525)		–		16,588
of which interest rate products	1,473	89,790	270	–		–		–
of which foreign exchange products	63	47,890	95	–		–		–
of which equity/index-related products	4,016	20,183	1,061	–		–		–
of which credit derivatives	0	8,358	622	–		–		–
Trading liabilities	27,303	172,040	2,680	(158,525)		17		43,515
Short-term borrowings	0	5,008	620	–		–		5,628
Long-term debt	0	57,833	12,996	–		–		70,829
of which treasury debt over two years	0	3,167	0	–		–		3,167
of which structured notes over one year and up to two years	0	7,550	308	–		–		7,858
of which structured notes over two years	0	37,730	11,972	–		–		49,702
of which other debt instruments over two years	0	2,375	573	–		–		2,948
of which other subordinated bonds	0	4,398	0	–		–		4,398
of which non-recourse liabilities	0	1,059	140	–		–		1,199
Other liabilities	0	7,150	1,349	(229)		–		8,270
of which failed sales	0	560	199	–		–		759
Total liabilities at fair value	59,717	262,542	18,092	(158,754)		17		181,614
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.
2
In accordance with US GAAP, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated balance sheet.

Assets and liabilities measured at fair value on a recurring basis (continued)
end of 2016	Level 1	Level 2	Level 3	Netting impact	[1]	Assets measured at net asset value per share	[2]	Total
Assets (CHF million)
Cash and due from banks	0	208	0	–		–		208
Interest-bearing deposits with banks	0	25	1	–		–		26
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	87,157	174	–		–		87,331
Debt	619	418	1	–		–		1,038
of which corporates	1	378	1	–		–		380
Equity	30,706	751	69	–		–		31,526
Securities received as collateral	31,325	1,169	70	–		–		32,564
Debt	29,498	32,200	3,977	–		–		65,675
of which foreign governments	29,226	2,408	292	–		–		31,926
of which corporates	180	12,332	1,674	–		–		14,186
of which RMBS	0	14,153	605	–		–		14,758
of which CMBS	0	2,227	65	–		–		2,292
of which CDO	0	1,074	1,165	–		–		2,239
Equity	58,493	3,795	240	–		1,346		63,874
Derivatives	5,631	224,400	4,305	(207,323)		–		27,013
of which interest rate products	3,074	133,928	748	–		–		–
of which foreign exchange products	18	61,459	355	–		–		–
of which equity/index-related products	2,538	20,777	914	–		–		–
of which credit derivatives	0	7,388	688	–		–		–
Other	2,268	2,319	4,243	–		–		8,830
Trading assets	95,890	262,714	12,765	(207,323)		1,346		165,392
Debt	294	2,032	72	–		–		2,398
of which foreign governments	103	1,240	0	–		–		1,343
of which corporates	0	287	0	–		–		287
of which RMBS	0	425	72	–		–		497
of which CMBS	0	14	0	–		–		14
Equity	3	85	0	–		–		88
Investment securities	297	2,117	72	–		–		2,486
Private equity	0	0	8	–		566		574
of which equity funds	0	0	0	–		232		232
Hedge funds	0	0	0	–		546		546
of which debt funds	0	0	0	–		292		292
Other equity investments	22	64	310	–		984		1,380
of which private	15	64	310	–		984		1,373
Life finance instruments	0	0	1,588	–		–		1,588
Other investments	22	64	1,906	–		2,096		4,088
Loans	0	12,943	6,585	–		–		19,528
of which commercial and industrial loans	0	6,051	3,816	–		–		9,867
of which financial institutions	0	4,403	1,829	–		–		6,232
Other intangible assets (mortgage servicing rights)	0	0	138	–		–		138
Other assets	260	8,396	1,679	(915)		–		9,420
of which loans held-for-sale	0	4,640	1,316	–		–		5,956
Total assets at fair value	127,794	374,793	23,390	(208,238)		3,442		321,181
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.
2
In accordance with US GAAP, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated balance sheet.

Assets and liabilities measured at fair value on a recurring basis (continued)
end of 2016	Level 1	Level 2	Level 3	Netting impact	[1]	Liabilities measured at net asset value per share	[2]	Total
Liabilities (CHF million)
Due to banks	0	445	0	–		–		445
Customer deposits	0	3,166	410	–		–		3,576
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	19,634	0	–		–		19,634
Debt	619	418	1	–		–		1,038
of which corporates	1	378	1	–		–		380
Equity	30,706	751	69	–		–		31,526
Obligation to return securities received as collateral	31,325	1,169	70	–		–		32,564
Debt	4,376	3,564	23	–		–		7,963
of which foreign governments	4,374	547	0	–		–		4,921
of which corporates	0	2,760	23	–		–		2,783
Equity	16,387	191	41	–		1		16,620
Derivatives	5,407	229,334	3,673	(218,045)		–		20,369
of which interest rate products	2,946	126,298	538	–		–		–
of which foreign exchange products	18	71,017	150	–		–		–
of which equity/index-related products	2,442	22,687	1,181	–		–		–
of which credit derivatives	0	8,350	851	–		–		–
Trading liabilities	26,170	233,089	3,737	(218,045)		1		44,952
Short-term borrowings	0	3,545	516	–		–		4,061
Long-term debt	0	58,555	13,415	–		–		71,970
of which treasury debt over two years	0	3,217	0	–		–		3,217
of which structured notes over one year and up to two years	0	6,852	326	–		–		7,178
of which structured notes over two years	0	39,824	12,434	–		–		52,258
of which other debt instruments over two years	0	2,311	634	–		–		2,945
of which other subordinated bonds	0	4,584	1	–		–		4,585
of which non-recourse liabilities	0	1,742	17	–		–		1,759
Other liabilities	0	8,892	1,679	(1,014)		–		9,557
of which failed sales	0	507	219	–		–		726
Total liabilities at fair value	57,495	328,495	19,827	(219,059)		1		186,759
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.
2
In accordance with US GAAP, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated balance sheet.

Transfers between level 1 and level 2
in	6M17		6M16
	Transfers to level 1 out of level 2	Transfers out of level 1 to level 2	Transfers to level 1 out of level 2	Transfers out of level 1 to level 2
Assets (CHF million)
Securities received as collateral	0	137	0	0
Debt	7	206	5	1,667
Equity	663	161	285	835
Derivatives	2,287	0	2,403	0
Trading assets	2,957	367	2,693	2,502
Liabilities (CHF million)
Obligations to return securities received as collateral	0	137	0	0
Debt	0	44	2	33
Equity	49	78	16	48
Derivatives	2,594	32	3,007	8
Trading liabilities	2,643	154	3,025	89
Assets and liabilities measured at fair value on a recurring basis for level 3
								Trading revenues			Other revenues			Accumulated other comprehensive income
6M17	Balance at beginning of period	Transfers in	Transfers out	Purchases	Sales	Issuances	Settlements	On transfers in / out	[1]	On all other	On transfers in / out	[1]	On all other	On transfers in / out	On all other	Foreign currency translation impact	Balance at end of period
Assets (CHF million)
Interest-bearing deposits with banks	1	39	0	0	0	0	0	0		(1)	0		0	0	0	0	39
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	174	0	0	0	0	26	(195)	0		0	0		0	0	0	(5)	0
Securities received as collateral	70	3	(1)	31	(86)	0	0	0		0	0		0	0	0	(3)	14
Debt	3,977	326	(555)	1,447	(2,764)	0	0	(7)		(97)	0		6	0	0	(223)	2,110
of which corporates	1,674	113	(279)	1,040	(1,391)	0	0	(6)		(40)	0		4	0	0	(116)	999
of which RMBS	605	189	(130)	64	(206)	0	0	2		(62)	0		0	0	0	(31)	431
of which CMBS	65	4	(14)	0	(11)	0	0	(3)		(2)	0		0	0	0	(4)	35
of which CDO	1,165	14	(114)	132	(965)	0	0	0		(17)	0		0	0	0	(37)	178
Equity	240	15	(18)	32	(123)	0	0	0		2	0		0	0	0	(13)	135
Derivatives	4,305	215	(657)	0	0	503	(857)	103		(50)	0		0	0	0	(251)	3,311
of which interest rate products	748	4	(32)	0	0	90	(101)	5		34	0		0	0	0	(34)	714
of which equity/index-related products	914	85	(45)	0	0	191	(321)	9		38	0		0	0	0	(58)	813
of which credit derivatives	688	126	(188)	0	0	40	(160)	25		(38)	0		0	0	0	(39)	454
Other	4,243	49	(51)	6,774	(8,022)	0	(220)	3		262	0		0	0	0	(225)	2,813
Trading assets	12,765	605	(1,281)	8,253	(10,909)	503	(1,077)	99		117	0		6	0	0	(712)	8,369
Investment securities	72	0	(16)	64	(80)	0	(67)	(1)		68	0		0	0	0	(4)	36
Equity	318	0	0	89	(106)	0	0	0		(12)	0		23	0	0	(20)	292
Life finance instruments	1,588	0	0	96	(244)	0	0	0		22	0		0	0	0	(97)	1,365
Other investments	1,906	0	0	185	(350)	0	0	0		10	0		23	0	0	(117)	1,657
Loans	6,585	491	(372)	54	(487)	631	(1,419)	(19)		114	0		0	0	0	(366)	5,212
of which commercial and industrial loans	3,816	216	(103)	51	(321)	250	(1,033)	(7)		76	0		0	0	0	(198)	2,747
of which financial institutions	1,829	275	(9)	3	(162)	349	(337)	0		(10)	0		0	0	0	(108)	1,830
Other intangible assets (mortgage servicing rights)	138	0	0	1	(1)	0	0	0		0	0		(2)	0	0	(8)	128
Other assets	1,679	100	(37)	346	(562)	1,008	(95)	(2)		(123)	0		(1)	0	0	(137)	2,176
of which loans held-for-sale [2]	1,316	55	(26)	317	(447)	1,008	(95)	(2)		(33)	0		0	0	0	(120)	1,973
Total assets at fair value	23,390	1,238	(1,707)	8,934	(12,475)	2,168	(2,853)	77		185	0		26	0	0	(1,352)	17,631
Liabilities (CHF million)
Customer deposits	410	0	0	0	0	26	0	0		(10)	0		0	0	13	(6)	433
Obligation to return securities received as collateral	70	3	(1)	31	(86)	0	0	0		0	0		0	0	0	(3)	14
Trading liabilities	3,737	217	(733)	81	(80)	569	(994)	79		23	0		5	0	0	(224)	2,680
of which interest rate derivatives	538	6	(30)	0	0	13	(228)	3		(6)	0		0	0	0	(26)	270
of which foreign exchange derivatives	150	10	(1)	0	0	5	(4)	0		(59)	0		0	0	0	(6)	95
of which equity/index-related derivatives	1,181	12	(81)	0	0	321	(411)	(3)		117	0		0	0	0	(75)	1,061
of which credit derivatives	851	143	(225)	0	0	103	(175)	17		(41)	0		0	0	0	(51)	622
Short-term borrowings	516	89	(22)	0	0	331	(277)	(2)		9	0		8	0	0	(32)	620
Long-term debt	13,415	744	(1,623)	0	0	2,290	(1,785)	45		718	0		0	12	124	(944)	12,996
of which structured notes over two years	12,434	603	(1,533)	0	0	1,936	(1,496)	45		726	0		0	12	124	(879)	11,972
Other liabilities	1,679	72	(31)	117	(170)	7	(365)	(18)		(25)	0		173	0	0	(90)	1,349
of which failed sales	219	20	(13)	106	(131)	0	0	(1)		12	0		0	0	0	(13)	199
Total liabilities at fair value	19,827	1,125	(2,410)	229	(336)	3,223	(3,421)	104		715	0		186	12	137	(1,299)	18,092
Net assets/(liabilities) at fair value	3,563	113	703	8,705	(12,139)	(1,055)	568	(27)		(530)	0		(160)	(12)	(137)	(53)	(461)
1 For all transfers to level 3 or out of level 3, the Bank determines and discloses as level 3 events only gains or losses through the last day of the reporting period.
2
Includes unrealized losses recorded in trading revenues of CHF (65) million primarily related to subprime exposures in securitized products business and market movements across the wider loans held-for-sale portfolio.

Assets and liabilities measured at fair value on a recurring basis for level 3 (continued)
								Trading revenues			Other revenues			Accumulated other comprehensive income
6M16	Balance at beginning of period	Transfers in	Transfers out	Purchases	Sales	Issuances	Settlements	On transfers in / out	[1]	On all other	On transfers in / out	[1]	On all other	On transfers in / out	On all other	Foreign currency translation impact	Balance at end of period
Assets (CHF million)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	158	0	0	0	0	186	(40)	0		0	0		0	0	0	(4)	300
Securities received as collateral	0	0	0	18	(18)	0	0	0		0	0		0	0	0	0	0
Debt	4,564	543	(625)	2,617	(2,573)	0	0	(11)		(62)	0		2	0	0	1	4,456
of which corporates	1,746	291	(178)	1,744	(1,349)	0	0	0		36	0		0	0	0	(1)	2,289
of which RMBS	814	142	(381)	365	(468)	0	0	(7)		(82)	0		0	0	0	(10)	373
of which CMBS	215	10	(9)	42	(167)	0	0	0		(32)	0		0	0	0	(2)	57
of which CDO	1,298	48	(8)	433	(320)	0	0	0		(1)	0		1	0	0	(22)	1,429
Equity	871	86	(100)	383	(828)	0	0	(39)		(27)	0		0	0	0	(9)	337
Derivatives	4,831	856	(529)	0	0	1,064	(1,688)	25		525	0		0	0	0	(33)	5,051
of which interest rate products	791	14	(34)	0	0	73	(101)	7		39	0		0	0	0	(7)	782
of which equity/index-related products	936	224	(104)	0	0	279	(286)	12		112	0		0	0	0	8	1,181
of which credit derivatives	1,568	618	(380)	0	0	514	(1,014)	8		287	0		0	0	0	(21)	1,580
Other	4,266	668	(516)	1,931	(1,448)	0	(189)	(13)		216	0		0	0	0	(68)	4,847
Trading assets	14,532	2,153	(1,770)	4,931	(4,849)	1,064	(1,877)	(38)		652	0		2	0	0	(109)	14,691
Investment securities	148	0	(36)	81	(13)	0	(85)	(10)		72	0		0	0	0	(2)	155
Equity	365	7	(1)	48	(59)	0	0	0		23	0		19	0	0	15	417
Life finance instruments	1,669	0	0	96	(188)	0	0	0		136	0		0	0	0	(26)	1,687
Other investments	2,034	7	(1)	144	(247)	0	0	0		159	0		19	0	0	(11)	2,104
Loans	8,950	401	(367)	23	(383)	1,966	(1,443)	(54)		1	0		0	0	0	(103)	8,991
of which commercial and industrial loans	5,735	220	(120)	0	(219)	1,299	(1,020)	(18)		14	0		0	0	0	(54)	5,837
of which financial institutions	1,729	65	(34)	1	(141)	372	(306)	0		(35)	0		0	0	0	(28)	1,623
Other intangible assets (mortgage servicing rights)	112	0	0	6	0	0	0	0		0	0		(4)	0	0	(3)	111
Other assets	7,087	313	(973)	1,252	(4,853)	732	(590)	(47)		(168)	0		(3)	0	0	88	2,838
of which loans held-for-sale	6,768	204	(908)	1,077	(4,815)	732	(590)	(73)		(84)	0		(3)	0	0	91	2,399
Total assets at fair value	33,021	2,874	(3,147)	6,455	(10,363)	3,948	(4,035)	(149)		716	0		14	0	0	(144)	29,190
Liabilities (CHF million)
Customer deposits	254	0	(39)	0	0	126	(14)	0		0	0		0	0	0	0	327
Obligation to return securities received as collateral	0	0	0	18	(18)	0	0	0		0	0		0	0	0	0	0
Trading liabilities	4,615	775	(501)	27	(28)	838	(1,443)	71		459	0		(37)	0	0	(43)	4,733
of which interest rate derivatives	578	15	(24)	0	0	82	(93)	13		(22)	0		0	0	0	(6)	543
of which foreign exchange derivatives	329	4	(1)	0	0	8	(49)	1		148	0		0	0	0	(4)	436
of which equity/index-related derivatives	1,347	132	(183)	0	0	248	(198)	28		(141)	0		0	0	0	3	1,236
of which credit derivatives	1,757	620	(286)	0	0	364	(964)	26		411	0		0	0	0	(24)	1,904
Short-term borrowings	72	20	(8)	0	0	117	(100)	0		11	(3)		0	0	0	(1)	108
Long-term debt	14,123	1,285	(962)	0	0	2,539	(4,242)	(94)		322	0		0	0	(229)	(208)	12,534
of which structured notes over two years	9,924	956	(947)	0	0	2,353	(658)	(95)		157	0		0	0	(229)	(172)	11,289
of which non-recourse liabilities	3,197	0	0	0	0	25	(3,217)	0		25	0		0	0	0	(22)	8
Other liabilities	2,483	140	(116)	114	(43)	2	(548)	(54)		(68)	(1)		(51)	0	0	(25)	1,833
of which failed sales	454	27	(76)	105	(3)	0	0	0		7	0		0	0	0	(9)	505
Total liabilities at fair value	21,547	2,220	(1,626)	159	(89)	3,622	(6,347)	(77)		724	(4)		(88)	0	(229)	(277)	19,535
Net assets/(liabilities) at fair value	11,474	654	(1,521)	6,296	(10,274)	326	2,312	(72)		(8)	4		102	0	229	133	9,655
1 For all transfers to level 3 or out of level 3, the Bank determines and discloses as level 3 events only gains or losses through the last day of the reporting period.
Gains and losses on assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (level 3)
in	6M17				6M16
	Trading revenues	Other revenues	Total revenues		Trading revenues	Other revenues	Total revenues
Gains and losses on assets and liabilities (CHF million)
Net realized/unrealized gains/(losses) included in net revenues	(557)	(160)	(717)	[1]	(80)	106	26	[1]
Whereof:
Unrealized gains/(losses) relating to assets and liabilities still held as of the reporting date	(1,107)	10	(1,097)		(291)	13	(278)
1 Excludes net realized/unrealized gains/(losses) attributable to foreign currency translation impact.
Quantitative information about level 3 assets at fair value
end of 6M17	Fair value	Valuation technique	Unobservable input	Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Interest-bearing deposits with banks	39	–	–	–	–	–
Securities received as collateral	14	–	–	–	–	–
Debt	2,110
of which corporates	999
of which	370	Option model	Correlation, in %	(80)	99	28
of which	303	Market comparable	Price, in %	0	142	72
of which	326	Discounted cash flow	Credit spread, in bp	38	991	327
of which RMBS	431	Discounted cash flow	Discount rate, in %	0	37	14
			Prepayment rate, in %	2	28	10
			Default rate, in %	0	12	4
			Loss severity, in %	0	100	54
of which CMBS	35	Discounted cash flow	Capitalization rate, in %	8	11	11
			Discount rate, in %	1	8	5
			Prepayment rate, in %	1	15	11
of which CDO	178	Discounted cash flow	Discount rate, in %	6	15	9
			Prepayment rate, in %	2	20	10
			Credit spread, in bp	273	273	273
			Default rate, in %	0	5	3
			Loss severity, in %	3	85	67
Equity	135	Market comparable	EBITDA multiple	3	8	6
			Price, in %	100	100	100
1
Cash instruments are generally presented on a weighted average basis, while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

Quantitative information about level 3 assets at fair value (continued)
end of 6M17	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Derivatives	3,311
of which interest rate products	714	Option model	Correlation, in %		20	100	35
			Prepayment rate, in %		4	35	17
			Volatility skew, in %		(5)	1	(2)
of which equity/index-related products	813	Option model	Correlation, in %		(80)	99	21
			Volatility, in %		0	163	10
			Buyback probability, in %	[2]	50	100	71
			Gap risk, in %	[3]	0	2	1
of which credit derivatives	454	Discounted cash flow	Credit spread, in bp		0	969	105
			Recovery rate, in %		0	45	15
			Discount rate, in %		6	40	19
			Default rate, in %		0	33	6
			Loss severity, in %		14	100	64
			Correlation, in %		97	97	97
			Prepayment rate, in %		0	15	5
Other	2,813
of which	1,678	Market comparable	Price, in %		0	110	24
of which	830	Discounted cash flow	Market implied life expectancy, in years		3	18	8
Trading assets	8,369
Investment securities	36	–	–		–	–	–
Private equity	7	–	–		–	–	–
Other equity investments	285	–	–		–	–	–
Life finance instruments	1,365	Discounted cash flow	Market implied life expectancy, in years		2	19	6
Other investments	1,657
Loans	5,212
of which commercial and industrial loans	2,747
of which	2,270	Discounted cash flow	Credit spread, in bp		52	1,421	384
of which	476	Market comparable	Price, in %		0	100	44
of which financial institutions	1,830
of which	1,585	Discounted cash flow	Credit spread, in bp		59	1,364	447
of which	245	Market comparable	Price, in %		0	95	80
Other intangible assets (mortgage servicing rights)	128	–	–		–	–	–
Other assets	2,176
of which loans held-for-sale	1,973
of which	1,392	Discounted cash flow	Credit spread, in bp		117	976	234
			Recovery rate, in %		3	100	75
of which	361	Market comparable	Price, in %		0	101	67
Total level 3 assets at fair value	17,631
1
Cash instruments are generally presented on a weighted average basis, while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

2 Estimate of the probability of structured notes being put back to the Bank at the option of the investor over the remaining life of the financial instruments.
3 Risk of unexpected large declines in the underlying values occuring between collateral settlement dates.
Quantitative information about level 3 assets at fair value (continued)
end of 2016	Fair value	Valuation technique	Unobservable input	Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Interest-bearing deposits with banks	1	–	–	–	–	–
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	174	Discounted cash flow	Funding spread, in bp	10	450	259
Securities received as collateral	70	–	–	–	–	–
Debt	3,977
of which corporates	1,674
of which	448	Option model	Correlation, in %	(85)	98	23
of which	817	Market comparable	Price, in %	0	117	86
of which	101	Discounted cash flow	Credit spread, in bp	3	1,004	308
of which RMBS	605
of which	445	Discounted cash flow	Discount rate, in %	0	47	8
			Prepayment rate, in %	2	30	12
			Default rate, in %	0	10	3
			Loss severity, in %	0	100	43
of which	120	Market comparable	Price, in %	21	30	26
of which CMBS	65	Discounted cash flow	Capitalization rate, in %	8	9	9
			Discount rate, in %	2	27	10
			Prepayment rate, in %	0	15	9
of which CDO	1,165
of which	195	Discounted cash flow	Discount rate, in %	7	27	15
			Prepayment rate, in %	0	30	10
			Credit spread, in bp	328	328	328
			Default rate, in %	0	5	2
			Loss severity, in %	3	100	45
of which	851	Market comparable	Price, in %	208	208	208
Equity	240	Market comparable	EBITDA multiple	3	8	6
			Price, in %	0	100	70
1
Cash instruments are generally presented on a weighted average basis, while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

Quantitative information about level 3 assets at fair value (continued)
end of 2016	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Derivatives	4,305
of which interest rate products	748	Option model	Correlation, in %		20	100	65
			Prepayment rate, in %		1	32	16
			Volatility skew, in %		(7)	1	(2)
of which equity/index-related products	914	Option model	Correlation, in %		(85)	98	21
			Volatility, in %		2	180	32
			Buyback probability, in %	[2]	50	100	62
			Gap risk, in %	[3]	0	2	1
of which credit derivatives	688	Discounted cash flow	Credit spread, in bp		0	1,635	396
			Recovery rate, in %		0	45	10
			Discount rate, in %		1	45	21
			Default rate, in %		0	33	5
			Loss severity, in %		15	100	69
			Correlation, in %		97	97	97
			Prepayment rate, in %		0	13	5
Other	4,243
of which	3,005	Market comparable	Price, in %		0	116	39
of which	882	Discounted cash flow	Market implied life expectancy, in years		3	19	8
Trading assets	12,765
Investment securities	72	–	–		–	–	–
Private equity	8	–	–		–	–	–
Other equity investments	310	–	–		–	–	–
Life finance instruments	1,588	Discounted cash flow	Market implied life expectancy, in years		2	19	6
Other investments	1,906
Loans	6,585
of which commercial and industrial loans	3,816
of which	2,959	Discounted cash flow	Credit spread, in bp		5	5,400	544
of which	852	Market comparable	Price, in %		0	100	51
of which financial institutions	1,829
of which	1,588	Discounted cash flow	Credit spread, in bp		67	952	342
of which	149	Market comparable	Price, in %		0	550	483
Other intangible assets (mortgage servicing rights)	138	–	–		–	–	–
Other assets	1,679
of which loans held-for-sale	1,316
of which	760	Discounted cash flow	Credit spread, in bp		117	1,082	334
			Recovery rate, in %		6	100	74
of which	356	Market comparable	Price, in %		0	102	78
Total level 3 assets at fair value	23,390
1
Cash instruments are generally presented on a weighted average basis, while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

2 Estimate of the probability of structured notes being put back to the Bank at the option of the investor over the remaining life of the financial instruments.
3 Risk of unexpected large declines in the underlying values occuring between collateral settlement dates.
Quantitative information about level 3 liabilities at fair value
end of 6M17	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Customer deposits	433	–	–		–	–	–
Obligation to return securities received as collateral	14	–	–		–	–	–
Trading liabilities	2,680
of which interest rate derivatives	270	Option model	Basis spread, in bp		(10)	68	28
			Correlation, in %		20	100	56
			Prepayment rate, in %		4	35	9
of which foreign exchange derivatives	95
of which	65	Option model	Correlation, in %		(10)	70	48
			Prepayment rate, in %		27	35	31
of which	14	Discounted cash flow	Contingent probability, in %		95	95	95
of which equity/index-related derivatives	1,061	Option model	Correlation, in %		(80)	99	26
			Volatility, in %		0	163	22
			Buyback probability, in %	[2]	50	100	71
of which credit derivatives	622	Discounted cash flow	Credit spread, in bp		0	898	117
			Discount rate, in %		6	40	19
			Default rate, in %		0	33	6
			Recovery rate, in %		20	60	35
			Loss severity, in %		14	100	64
			Correlation, in %		45	86	61
			Prepayment rate, in %		0	15	5
Short-term borrowings	620	–	–		–	–	–
Long-term debt	12,996
of which structured notes over two years	11,972
of which	10,153	Option model	Correlation, in %		(80)	99	29
			Volatility, in %		0	163	19
			Buyback probability, in %	[2]	50	100	71
			Gap risk, in %	[3]	0	2	1
			Mean reversion, in %	[4]	(14)	(1)	(6)
of which	1,242	Discounted cash flow	Credit spread, in bp		0	395	108
Other liabilities	1,349
of which failed sales	199
of which	117	Market comparable	Price, in %		0	100	61
of which	38	Discounted cash flow	Discount rate, in %		11	29	21
Total level 3 liabilities at fair value	18,092
1
Cash instruments are generally presented on a weighted average basis, while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

2 Estimate of the probability of structured notes being put back to the Bank at the option of the investor over the remaining life of the financial instruments.
3 Risk of unexpected large declines in the underlying values between collateral settlement dates.
4 Management's best estimate of the speed at which interest rates will revert to the long-term average.
Quantitative information about level 3 liabilities at fair value (continued)
end of 2016	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Customer deposits	410	–	–		–	–	–
Obligation to return securities received as collateral	70	–	–		–	–	–
Trading liabilities	3,737
of which interest rate derivatives	538	Option model	Basis spread, in bp		(2)	66	33
			Correlation, in %		20	100	57
			Prepayment rate, in %		1	32	9
			Gap risk, in %	[2]	20	20	20
			Funding spread, in bp		237	237	237
of which foreign exchange derivatives	150
of which	65	Option model	Correlation, in %		(10)	70	49
			Prepayment rate, in %		22	32	27
of which	69	Discounted cash flow	Contingent probability, in %		95	95	95
of which equity/index-related derivatives	1,181	Option model	Correlation, in %		(85)	98	23
			Volatility, in %		2	180	28
			Buyback probability, in %	[3]	50	100	62
of which credit derivatives	851	Discounted cash flow	Credit spread, in bp		0	1,635	163
			Discount rate, in %		2	45	21
			Default rate, in %		0	33	5
			Recovery rate, in %		20	60	35
			Loss severity, in %		15	100	70
			Correlation, in %		43	85	63
			Prepayment rate, in %		0	13	5
Short-term borrowings	516	–	–		–	–	–
Long-term debt	13,415
of which structured notes over two years	12,434
of which	12,008	Option model	Correlation, in %		(85)	99	23
			Volatility, in %		0	180	23
			Buyback probability, in %	[3]	50	100	62
			Gap risk, in %	[2]	0	2	1
			Mean reversion, in %	[4]	(14)	(1)	(6)
of which	286	Discounted cash flow	Credit spread, in bp		1	452	89
Other liabilities	1,679
of which failed sales	219
of which	163	Market comparable	Price, in %		0	100	68
of which	39	Discounted cash flow	Discount rate, in %		11	29	21
Total level 3 liabilities at fair value	19,827
1
Cash instruments are generally presented on a weighted average basis, while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

2 Risk of unexpected large declines in the underlying values between collateral settlement dates.
3 Estimate of the probability of structured notes being put back to the Bank at the option of the investor over the remaining life of the financial instruments.
4 Management's best estimate of the speed at which interest rates will revert to the long-term average.
Fair value, unfunded commitments and term of redemption conditions
end of	6M17							2016
	Non- redeemable		Redeemable		Total fair value	Unfunded commit- ments		Non- redeemable		Redeemable		Total fair value	Unfunded commit- ments
Fair value and unfunded commitments (CHF million)
Equity funds	60		1,005	[1]	1,065	0		65		1,281	[1]	1,346	0
Equity funds sold short	0		(17)		(17)	0		0		(1)		(1)	0
Total funds held in trading assets and liabilities	60		988		1,048	0		65		1,280		1,345	0
Debt funds	168		44		212	0		215		77		292	0
Equity funds	2		24		26	0		2		51		53	0
Others	1		210		211	0		0		201		201	0
Hedge funds	171		278	[3]	449	0		217		329	[3]	546	0
Debt funds	1		0		1	0		5		0		5	20
Equity funds	236		0		236	47		232		0		232	41
Real estate funds	180		0		180	48		212		0		212	50
Others	34		0		34	33		117		0		117	58
Private equities	451		0		451	128		566		0		566	169
Equity method investments	312		1,211		1,523	35		349		635		984	218
Total funds held in other investments	934		1,489		2,423	163		1,132		964		2,096	387
Total fair value	994	[5]	2,477	[6]	3,471	163	[7]	1,197	[5]	2,244	[6]	3,441	387	[7]
1
65% of the redeemable fair value amount of equity funds is redeemable on demand with a notice period primarily of less than 30 days, 20% is redeemable on a monthly basis with a notice period primarily of less than 30 days, 12% is redeemable on a quarterly basis with a notice period primarily of more than 45 days, and 3% is redeemable on an annual basis with a notice period primarily of more than 60 days.

2
58% of the redeemable fair value amount of equity funds is redeemable on demand with a notice period primarily of less than 30 days, 23% is redeemable on a monthly basis with a notice period primarily of less than 30 days, 17% is redeemable on a quarterly basis with a notice period primarily of more than 45 days, and 2% is redeemable on an annual basis with a notice period of more than 60 days.

3
60% of the redeemable fair value amount of hedge funds is redeemable on a monthly basis with a notice period primarily of less than 30 days, 36% is redeemable on a quarterly basis with a notice period primarily of more than 45 days, and 4% is redeemable on demand with a notice period primarily of less than 30 days.

4
68% of the redeemable fair value amount of hedge funds is redeemable on a quarterly basis with a notice period primarily of more than 60 days, 26% is redeemable on a monthly basis with a notice period primarily of less than 30 days, 5% is redeemable on demand with a notice period primarily of less than 30 days, and 1% is redeemable on an annual basis with a notice period primarily of more than 45 days.

5 Includes CHF 203 million and CHF 334 million attributable to noncontrolling interests in 6M17 and 2016, respectively.
6 Includes CHF 225 million and CHF 231 million attributable to noncontrolling interests in 6M17 and 2017, respectively.
7 Includes CHF 67 million and CHF 88 million attributable to noncontrolling interests in 6M17 and 2016, respectively.
Nonrecurring fair value changes
end of	6M17	2016
Assets held-for-sale recorded at fair value on a nonrecurring basis (CHF billion)
Assets held-for-sale recorded at fair value on a nonrecurring basis	0.1	0.1
of which level 2	0.1	0.1
Difference between the aggregate fair value and the aggregate unpaid principal balances of loans and financial instruments
end of	6M17			2016
	Aggregate fair value	Aggregate unpaid principal	Difference	Aggregate fair value	Aggregate unpaid principal	Difference
Loans (CHF million)
Non-interest-earning loans	1,108	4,178	(3,070)	1,276	4,495	(3,219)
Financial instruments (CHF million)
Interest-bearing deposits with banks	39	49	(10)	26	25	1
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	91,520	91,434	86	87,331	87,208	123
Loans	16,627	17,050	(423)	19,528	20,144	(616)
Other assets [1]	10,550	13,270	(2,720)	8,369	11,296	(2,927)
Due to banks and customer deposits	(1,049)	(980)	(69)	(1,120)	(1,059)	(61)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(16,038)	(16,037)	(1)	(19,634)	(19,638)	4
Short-term borrowings	(5,628)	(5,617)	(11)	(4,061)	(4,017)	(44)
Long-term debt	(70,829)	(73,733)	2,904	(71,970)	(75,106)	3,136
Other liabilities	(759)	(2,294)	1,535	(727)	(2,331)	1,604
1 Primarily loans held-for-sale.
Gains and losses on financial instruments
in	6M17		6M16
	Net gains/ (losses)		Net gains/ (losses)
Financial instruments (CHF million)
Interest-bearing deposits with banks	7	[1]	1	[1]
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	852	[1]	670	[1]
Other investments	130	[2]	224	[2]
of which related to credit risk	2		(5)
Loans	841	[1]	912	[1]
of which related to credit risk	39		(106)
Other assets	256	[1]	(282)	[2]
of which related to credit risk	23		(264)
Due to banks and customer deposits	(7)	[1]	(65)	[2]
of which related to credit risk	7		(5)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(37)	[1]	(83)	[1]
Short-term borrowings	(264)	[2]	437	[2]
Long-term debt	(3,220)	[2]	(1,446)	[2]
Other liabilities	157	[3]	319	[2]
of which related to credit risk	109		223
1 Primarily recognized in net interest income.
2 Primarily recognized in trading revenues.
3 Primarily recognized in other revenues.
Own credit gains/(losses) on fair value option elected instruments recorded in AOCI
	Gains/(losses) recorded into AOCI			[1]	Gains/(losses) recorded in AOCI transferred to net income		[1]
in	6M17	Cumulatively	6M16		6M17	6M16
Financial instruments (CHF million)
Deposits	(4)	(42)	(1)		0	0
Short-term borrowings	0	(1)	(1)		0	0
Long-term debt	(587)	(1,665)	2		(2)	0
of which treasury debt over two years	(182)	(363)	(22)		0	0
of which structured notes over two years	(423)	(1,293)	30		(7)	0
Total	(591)	(1,708)	0		(2)	0
1 Amounts are reflected gross of tax.
Carrying value and fair value of financial instruments not carried at fair value
	Carrying value	Fair value
end of		Level 1	Level 2	Level 3	Total
6M17 (CHF million)
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	37,827	0	37,826	0	37,826
Loans	256,934	0	262,430	2,298	264,728
Other financial assets [1]	165,022	110,162	54,013	1,174	165,349
Financial liabilities
Due to banks and deposits	371,751	205,259	166,493	0	371,752
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	14,673	0	14,673	0	14,673
Short-term borrowings	11,609	0	11,611	0	11,611
Long-term debt	104,891	0	107,517	475	107,992
Other financial liabilities [2]	51,202	0	51,070	127	51,197
2016 (CHF million)
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	47,797	0	47,797	0	47,797
Loans	259,211	0	262,766	4,602	267,368
Other financial assets [1]	175,011	122,217	51,710	1,435	175,362
Financial liabilities
Due to banks and deposits	383,289	200,534	182,803	0	383,337
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	13,671	0	13,671	0	13,671
Short-term borrowings	11,324	0	11,327	0	11,327
Long-term debt	120,525	0	122,290	521	122,811
Other financial liabilities [2]	62,436	1,595	60,720	117	62,432
1
Primarily includes cash and due from banks, interest-bearing deposits with banks, brokerage receivables, loans held-for-sale, cash collateral on derivative instruments, interest and fee receivables and non-marketable equity securities.

2 Primarily includes brokerage payables, cash collateral on derivative instruments and interest and fee payables.